Schedule of Investments(a)
May 31, 2026
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–40.14%
Advertising–0.13%
Clear Channel Outdoor Holdings, Inc.,
7.13%, 02/15/2031(b)	$125,000	$129,320
7.50%, 03/15/2033(b)	125,000	131,262
Lamar Media Corp., 5.38%, 11/01/2033(b)(c)	3,853,000	3,797,831
Omnicom Group, Inc.,
4.20%, 03/02/2029	768,000	758,823
5.30%, 06/02/2036(c)	1,814,000	1,762,689
		6,579,925
Aerospace & Defense–0.56%
BAE Systems PLC (United Kingdom), 5.13%, 03/26/2029(b)	604,000	614,210
Boeing Co. (The),
6.26%, 05/01/2027	10,000	10,162
6.30%, 05/01/2029	20,000	20,927
6.53%, 05/01/2034	56,000	61,152
5.81%, 05/01/2050	4,000	3,962
General Dynamics Corp., 4.95%, 08/15/2035	39,000	39,195
Hexcel Corp., 5.88%, 02/26/2035	15,000	15,522
Honeywell Aerospace, Inc.,
3.90%, 03/16/2028(b)	4,937,000	4,898,726
4.00%, 03/16/2029(b)(c)	1,946,000	1,923,706
4.30%, 03/16/2031(b)	956,000	942,081
4.60%, 03/16/2033(b)	1,156,000	1,139,301
4.95%, 03/16/2036(b)	1,894,000	1,874,182
Howmet Aerospace, Inc.,
3.75%, 03/03/2028	1,335,000	1,320,922
3.90%, 04/15/2029	411,000	404,711
4.85%, 10/15/2031	30,000	30,207
4.55%, 11/15/2032	1,337,000	1,317,843
4.75%, 04/15/2036	593,000	577,475
Huntington Ingalls Industries, Inc.,
5.35%, 01/15/2030	30,000	30,591
5.75%, 01/15/2035	37,000	38,466
L3Harris Technologies, Inc., 5.40%, 07/31/2033	2,000	2,054
Lockheed Martin Corp.,
4.15%, 08/15/2028	155,000	154,796
4.50%, 02/15/2029	28,000	28,096
4.40%, 08/15/2030	276,000	275,725
4.80%, 08/15/2034	25,000	24,956
5.90%, 11/15/2063	1,000	1,031
RTX Corp.,
5.75%, 01/15/2029	16,000	16,541
6.00%, 03/15/2031	12,000	12,711
5.15%, 02/27/2033	12,000	12,244
6.40%, 03/15/2054	2,000	2,187
Textron, Inc., 4.95%, 03/15/2036	201,000	196,561
Principal Amount		Value
Aerospace & Defense–(continued)
TransDigm, Inc.,
6.75%, 08/15/2028(b)	$820,000	$831,147
6.38%, 03/01/2029(b)	7,645,000	7,804,667
6.38%, 05/31/2033(b)	3,811,000	3,852,203
		28,478,260
Agricultural & Farm Machinery–0.11%
AGCO Corp.,
5.45%, 03/21/2027	13,000	13,110
5.80%, 03/21/2034	16,000	16,453
CNH Industrial Capital LLC, 4.75%, 03/21/2028	64,000	64,245
Deere Funding Canada Corp., 4.15%, 10/09/2030	1,617,000	1,593,170
Imperial Brands Finance PLC (United Kingdom),
4.50%, 06/30/2028(b)	594,000	593,668
6.38%, 07/01/2055(b)	253,000	257,988
John Deere Capital Corp.,
Series I, 3.90%, 03/09/2029(c)	1,246,000	1,233,263
4.20%, 03/10/2031	1,294,000	1,278,713
4.38%, 10/15/2030(c)	354,000	352,706
5.10%, 04/11/2034	33,000	33,549
MHP Lux S.A. (Ukraine), 10.50%, 07/28/2029(b)	316,000	328,544
		5,765,409
Agricultural Products & Services–0.03%
Bunge Ltd. Finance Corp.,
4.55%, 08/04/2030	770,000	766,290
5.15%, 08/04/2035	161,000	161,001
Cargill, Inc., 4.13%, 10/23/2030(b)	722,000	710,024
		1,637,315
Air Freight & Logistics–0.01%
GXO Logistics, Inc.,
6.25%, 05/06/2029	45,000	46,551
6.50%, 05/06/2034	24,000	25,153
United Parcel Service, Inc.,
4.65%, 10/15/2030	140,000	141,208
5.15%, 05/22/2034	22,000	22,530
5.25%, 05/14/2035	59,000	60,332
5.50%, 05/22/2054	6,000	5,792
		301,566
Alternative Carriers–0.00%
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031(b)	142,000	143,203
Aluminum–0.01%
JSC Uzbekneftegaz (Uzbekistan), 8.75%, 05/07/2030(b)	300,000	323,879
Apparel Retail–0.00%
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)(d)	151,980	1,140
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Apparel, Accessories & Luxury Goods–0.01%
Gildan Activewear, Inc. (Canada),
4.70%, 10/07/2030(b)(c)	$465,000	$459,883
5.40%, 10/07/2035(b)	120,000	117,971
		577,854
Application Software–0.67%
Autodesk, Inc., 5.30%, 06/15/2035	4,000	4,005
Black Pearl Compute LLC, 6.13%, 02/15/2031(b)	4,670,000	4,757,144
Cadence Design Systems, Inc., 4.70%, 09/10/2034	4,000	3,949
Cloud Software Group, Inc., 6.50%, 03/31/2029(b)	262,000	260,145
Intuit, Inc., 5.20%, 09/15/2033	5,000	5,057
RD Michigan Property Owner I LLC, 7.50%, 03/30/2045(b)	16,920,000	16,962,480
Roper Technologies, Inc.,
4.25%, 09/15/2028	156,000	155,054
4.50%, 10/15/2029	33,000	32,756
4.45%, 09/15/2030(c)	179,000	176,434
4.75%, 02/15/2032	26,000	25,691
4.90%, 10/15/2034	50,000	48,316
5.10%, 09/15/2035	150,000	145,874
Salesforce, Inc.,
4.90%, 09/15/2031	7,259,000	7,264,658
5.55%, 03/15/2036	3,219,000	3,243,223
6.40%, 03/15/2046	424,000	432,841
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	616,000	616,328
Synopsys, Inc., 5.70%, 04/01/2055	3,000	2,927
		34,136,882
Asset Management & Custody Banks–0.27%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	66,000	66,165
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	23,000	23,695
5.15%, 05/15/2033	10,000	10,179
5.20%, 04/15/2035	105,000	105,347
Bank of New York Mellon Corp. (The),
4.32% (SOFR + 0.68%), 06/09/2028(e)	484,000	484,431
4.89%, 07/21/2028(f)	54,000	54,382
4.98%, 03/14/2030(f)	6,000	6,076
4.54%, 04/23/2032(c)(f)	1,763,000	1,751,567
5.06%, 07/22/2032(f)	34,000	34,586
5.19%, 03/14/2035(f)	3,000	3,042
5.09%, 04/23/2037(f)	2,731,000	2,717,051
Series J, 4.97%, 04/26/2034(f)	6,000	6,012
Blue Owl Capital Corp., 6.30%, 08/15/2031	3,569,000	3,554,996
Citadel L.P.,
6.00%, 01/23/2030(b)	26,000	26,758
6.38%, 01/23/2032(b)	35,000	36,548
FS KKR Capital Corp., 6.13%, 01/15/2030	119,000	116,538
Principal Amount		Value
Asset Management & Custody Banks–(continued)
Northern Trust Corp.,
4.15%, 11/19/2030	$444,000	$439,110
6.13%, 11/02/2032	4,000	4,290
5.12%, 11/19/2040(f)	271,000	265,874
State Street Corp.,
4.58% (SOFR + 0.95%), 04/24/2028(e)	7,000	7,031
5.68%, 11/21/2029(f)	4,000	4,120
4.73%, 02/28/2030	11,000	11,096
4.83%, 04/24/2030	8,000	8,109
6.12%, 11/21/2034(f)	4,000	4,233
5.15%, 02/28/2036(f)	7,000	7,031
4.78%, 10/23/2036(f)	122,000	118,861
Trinity Capital, Inc., 7.00%, 05/21/2031	2,914,000	2,933,132
Voya Global Funding, 4.60%, 11/24/2030(b)(c)	978,000	966,285
		13,766,545
Automobile Manufacturers–0.76%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	775,000	775,059
American Honda Finance Corp.,
Series A, 4.55%, 04/10/2028	1,411,000	1,411,079
4.90%, 04/10/2031(c)	1,096,000	1,093,631
4.90%, 01/10/2034	3,000	2,963
Daimler Truck Finance North America LLC (Germany),
5.00%, 01/15/2027(b)	360,000	361,752
4.65%, 10/12/2030(b)(c)	648,000	643,848
5.00%, 10/12/2032(b)	1,223,000	1,218,961
5.38%, 01/18/2034(b)	353,000	355,364
5.63%, 01/13/2035(b)	445,000	454,887
Ford Motor Credit Co. LLC,
7.35%, 11/04/2027	198,000	204,331
5.92%, 03/20/2028	514,000	521,909
6.80%, 05/12/2028	959,000	989,009
6.80%, 11/07/2028	832,000	862,642
7.20%, 06/10/2030	685,000	726,520
5.42%, 04/09/2031(c)	2,053,000	2,047,222
7.12%, 11/07/2033	141,000	151,236
Honda Motor Co. Ltd. (Japan),
4.44%, 07/08/2028	449,000	448,413
4.69%, 07/08/2030	77,000	76,673
5.34%, 07/08/2035(c)	172,000	172,811
Hyundai Capital America,
4.88%, 06/23/2027(b)(c)	281,000	282,274
5.00%, 01/07/2028(b)	240,000	241,531
5.60%, 03/30/2028(b)	16,000	16,265
4.60%, 04/06/2028(b)(c)	3,298,000	3,296,783
5.35%, 03/19/2029(b)	13,000	13,215
4.75%, 04/06/2029(b)(c)	2,320,000	2,324,050
5.30%, 01/08/2030(b)	204,000	207,409
5.80%, 04/01/2030(b)	2,000	2,064
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	4,005,000	4,047,308
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Automobile Manufacturers–(continued)
Mercedes-Benz Finance North America LLC (Germany),
4.13%, 03/10/2028(b)	$2,923,000	$2,907,335
5.10%, 08/03/2028(b)	648,000	656,137
4.85%, 01/11/2029(b)	444,000	446,940
PACCAR Financial Corp., 4.00%, 09/26/2029	79,000	78,635
Toyota Motor Credit Corp.,
Series B, 4.05%, 03/13/2029	2,581,000	2,560,589
4.55%, 05/14/2031	4,641,000	4,627,432
4.60%, 03/11/2033	1,690,000	1,665,493
4.55%, 08/09/2029	35,000	35,131
5.10%, 03/21/2031	8,000	8,174
Volkswagen Group of America Finance LLC (Germany),
4.90%, 08/14/2026(b)	484,000	484,401
5.25%, 03/22/2029(b)(c)	732,000	739,784
4.95%, 08/15/2029(b)	650,000	652,446
5.60%, 03/22/2034(b)	687,000	693,642
		38,505,348
Automotive Parts & Equipment–0.73%
American Axle & Manufacturing, Inc.,
5.00%, 10/01/2029(c)	500,000	489,495
6.38%, 10/15/2032(b)	447,000	448,950
7.75%, 10/15/2033(b)(c)	848,000	850,910
BMW US Capital LLC (Germany),
4.40%, 03/19/2029(b)	4,449,000	4,440,607
4.50%, 08/11/2030(b)	148,000	146,732
4.65%, 03/19/2031(b)(c)	3,027,000	3,009,403
5.00%, 03/19/2033(b)	1,672,000	1,668,508
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	528,000	546,105
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	247,000	259,185
ERAC USA Finance LLC,
5.00%, 02/15/2029(b)	25,000	25,298
4.50%, 10/30/2029(b)	3,548,000	3,534,726
4.70%, 04/30/2031(b)	3,313,000	3,303,718
4.90%, 05/01/2033(b)	9,000	8,954
5.25%, 04/30/2036(b)	2,526,000	2,525,731
Forvia SE (France), 8.00%, 06/15/2030(b)	196,000	207,083
Magna International, Inc. (Canada), 5.88%, 06/01/2035	23,000	24,029
Mobility Global, Inc.,
5.05%, 06/15/2029(b)	1,170,000	1,175,795
5.45%, 06/15/2031(b)	2,669,000	2,700,078
6.05%, 06/15/2036(b)	3,959,000	4,030,480
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	277,000	276,037
Phinia, Inc.,
6.75%, 04/15/2029(b)	522,000	537,206
6.63%, 10/15/2032(b)	16,000	16,427
Principal Amount		Value
Automotive Parts & Equipment–(continued)
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)(c)	$291,000	$298,130
7.13%, 04/14/2030(b)	275,000	277,260
6.75%, 04/23/2030(b)	133,000	132,492
7.50%, 03/24/2031(b)(c)	5,487,000	5,546,114
6.88%, 04/23/2032(b)	578,000	568,773
		37,048,226
Automotive Retail–0.20%
Advance Auto Parts, Inc.,
5.95%, 03/09/2028	22,000	22,273
7.00%, 08/01/2030(b)(c)	1,594,000	1,638,980
7.38%, 08/01/2033(b)(c)	1,741,000	1,812,442
AutoZone, Inc., 5.20%, 08/01/2033	8,000	8,080
Carvana Co., 0.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(g)	255,000	281,983
Group 1 Automotive, Inc.,
4.00%, 08/15/2028(b)	275,000	267,651
6.38%, 01/15/2030(b)	250,000	254,280
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	800,000	781,381
Lithia Motors, Inc.,
4.63%, 12/15/2027(b)	500,000	497,741
5.50%, 10/01/2030(b)	4,880,000	4,841,277
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	44,000	43,647
		10,449,735
Biotechnology–0.00%
AbbVie, Inc.,
4.80%, 03/15/2029	36,000	36,412
5.05%, 03/15/2034	36,000	36,546
5.40%, 03/15/2054	6,000	5,785
5.50%, 03/15/2064	7,000	6,747
Amgen, Inc.,
5.15%, 03/02/2028	15,000	15,192
5.25%, 03/02/2030	3,000	3,067
Gilead Sciences, Inc.,
5.25%, 10/15/2033	7,000	7,223
5.55%, 10/15/2053	2,000	1,976
		112,948
Brewers–0.04%
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L. (Guatemala), 5.25%, 04/27/2029(b)	400,000	393,293
Cia Cervecerias Unidas S.A. (Chile), 3.35%, 01/19/2032(b)	250,000	227,681
Maple Parent Holdings Corp., 4.75%, 03/26/2029(b)	1,293,000	1,293,013
		1,913,987
Broadcasting–0.25%
Gray Media, Inc., 9.63%, 07/15/2032(b)	75,000	74,037
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Broadcasting–(continued)
Nexstar Media, Inc.,
4.75%, 11/01/2028(b)	$79,000	$77,804
6.50%, 09/15/2033(b)	8,103,000	8,173,318
7.25%, 04/15/2034(b)(c)	3,207,000	3,229,090
Paramount Global, 4.95%, 01/15/2031	879,000	820,145
Univision Communications, Inc., 4.50%, 05/01/2029(b)	291,000	276,835
		12,651,229
Broadline Retail–0.27%
Amazon.com, Inc.,
4.25%, 03/13/2031	4,845,000	4,792,509
4.88%, 03/13/2036	3,996,000	3,949,459
5.65%, 03/13/2046	1,670,000	1,668,750
5.80%, 03/13/2056	1,926,000	1,929,190
eBay, Inc., 4.25%, 03/06/2029	921,000	912,599
El Puerto de Liverpool S.A.B. de C.V. (Mexico), 6.66%, 01/22/2037(b)	455,000	468,494
		13,721,001
Building Products–0.05%
Carrier Global Corp., 5.90%, 03/15/2034	6,000	6,334
CRH America Finance, Inc.,
4.40%, 02/09/2031(c)	812,000	801,762
5.00%, 02/09/2036	286,000	281,097
5.60%, 02/09/2056	10,000	9,762
Lennox International, Inc., 5.50%, 09/15/2028	16,000	16,341
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	266,000	264,789
Rentokil Terminix Funding PLC (United Kingdom), 4.63%, 04/23/2031(b)	1,277,000	1,259,630
		2,639,715
Cable & Satellite–0.09%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	557,000	547,089
6.38%, 09/01/2029(b)	564,000	566,928
4.75%, 03/01/2030(b)	573,000	541,876
7.38%, 03/01/2031(b)	115,000	116,718
4.75%, 02/01/2032(b)	36,000	32,120
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
6.65%, 02/01/2034	20,000	20,659
5.85%, 12/01/2035	127,000	123,704
6.70%, 12/01/2055	34,000	32,212
Comcast Corp.,
5.50%, 11/15/2032	10,000	10,382
6.05%, 05/15/2055	45,000	44,487
Cox Communications, Inc., 5.70%, 06/15/2033(b)	2,000	1,973
Directv Financing LLC, 8.88%, 02/01/2030(b)	282,000	289,496
Principal Amount		Value
Cable & Satellite–(continued)
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	$132,000	$138,221
Grupo Televisa, S.A.B. (Mexico), 5.00%, 05/13/2045	1,000,000	677,656
Versant Media Group, Inc., 7.25%, 01/30/2031(b)(c)	263,000	273,399
Virgin Media Secured Finance PLC (United Kingdom), 4.50%, 08/15/2030(b)	1,100,000	957,920
		4,374,840
Cargo Ground Transportation–0.09%
Fedex Freight Holding Co., Inc.,
4.30%, 03/15/2029(b)	768,000	758,437
4.65%, 03/15/2031(b)(c)	767,000	755,874
4.95%, 03/15/2033(b)(c)	495,000	485,795
5.25%, 03/15/2036(b)	645,000	629,471
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.35%, 01/12/2027(b)	3,000	3,013
5.70%, 02/01/2028(b)	2,000	2,031
5.55%, 05/01/2028(b)	11,000	11,179
6.05%, 08/01/2028(b)	10,000	10,281
5.25%, 02/01/2030(b)	151,000	153,072
4.55%, 01/15/2031(b)	728,000	719,744
Ryder System, Inc.,
4.90%, 12/01/2029	52,000	52,524
4.30%, 12/01/2030	799,000	787,761
		4,369,182
Casinos & Gaming–0.09%
Las Vegas Sands Corp.,
5.30%, 05/15/2031	1,624,000	1,625,527
5.65%, 05/18/2033(c)	1,288,000	1,296,982
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	500,000	488,334
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	800,000	767,344
Wynn Macau Ltd. (Macau),
5.13%, 12/15/2029(b)	250,000	245,217
5.13%, 12/15/2029(b)(c)	400,000	392,347
		4,815,751
Coal & Consumable Fuels–0.03%
Australian MetCoal Financing Pty Ltd. (Australia),
6.25%, 10/22/2031(b)	587,000	597,288
6.75%, 04/22/2034(b)	709,000	729,413
		1,326,701
Commercial & Residential Mortgage Finance–0.07%
Aviation Capital Group LLC,
6.25%, 04/15/2028(b)	10,000	10,261
6.75%, 10/25/2028(b)	31,000	32,348
4.25%, 04/30/2029(b)	348,000	342,635
4.80%, 10/24/2030(b)	668,000	662,818
Nationstar Mortgage Holdings, Inc., 6.50%, 08/01/2029(b)(c)	518,000	514,115
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Commercial & Residential Mortgage Finance–(continued)
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(f)	$800,000	$806,512
Radian Group, Inc., 6.20%, 05/15/2029	25,000	25,890
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	673,000	683,652
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)(c)	445,000	442,259
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	258,000	261,376
		3,781,866
Computer & Electronics Retail–0.03%
Dell International LLC/EMC Corp., 5.50%, 04/01/2035(c)	272,000	278,646
Leidos, Inc.,
4.10%, 03/15/2029	1,418,000	1,400,049
5.75%, 03/15/2033	7,000	7,259
		1,685,954
Construction & Engineering–0.01%
AECOM, 6.00%, 08/01/2033(b)	267,000	267,598
Bioceanico Sovereign Certificate Ltd. (Paraguay), 0.00%, 06/05/2034(b)(h)	103,364	85,924
		353,522
Construction Machinery & Heavy Transportation Equipment– 0.28%
Caterpillar Financial Services Corp.,
3.75%, 02/23/2029	6,184,000	6,103,234
4.13% (SOFR + 0.49%), 02/23/2029(e)	3,178,000	3,182,039
Series L, 4.50%, 05/15/2031	2,747,000	2,743,332
Caterpillar, Inc., 5.20%, 05/15/2035	51,000	52,166
Cummins, Inc.,
4.70%, 02/15/2031(c)	477,000	480,385
5.30%, 05/09/2035	176,000	180,003
Komatsu Finance America, Inc., 4.20%, 09/18/2030(b)	1,056,000	1,037,138
Westinghouse Air Brake Technologies Corp.,
4.90%, 05/29/2030	193,000	194,978
5.50%, 05/29/2035	179,000	183,213
		14,156,488
Construction Materials–0.01%
JH North America Holdings, Inc.,
5.88%, 01/31/2031(b)	203,000	203,115
6.13%, 07/31/2032(b)	117,000	117,393
		320,508
Consumer Electronics–0.10%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)(c)	1,070,000	1,080,164
5.63%, 04/24/2029(b)(c)	2,167,500	2,223,876
Principal Amount		Value
Consumer Electronics–(continued)
Telecommunications Co. Telekom Srbija AD Belgrade (Serbia), 7.00%, 10/28/2029(b)	$275,000	$276,365
Tyco Electronics Group S.A. (Switzerland),
4.50%, 02/09/2031(c)	778,000	773,543
4.88%, 02/09/2036	761,000	749,947
		5,103,895
Consumer Finance–0.18%
American Express Co.,
4.73%, 04/25/2029(f)	157,000	157,820
4.89% (SOFR + 1.26%), 04/25/2029(e)	513,000	518,027
4.35%, 07/20/2029(f)	798,000	795,630
4.45% (SOFR + 0.81%), 07/20/2029(e)	1,188,000	1,191,484
5.53%, 04/25/2030(f)	42,000	43,109
5.02%, 04/25/2031(c)(f)	352,000	356,563
4.92%, 07/20/2033(f)	541,000	541,793
5.44%, 01/30/2036(f)	6,000	6,127
5.67%, 04/25/2036(f)	10,000	10,375
4.80%, 10/24/2036(f)	707,000	684,415
Capital One Financial Corp.,
7.15%, 10/29/2027(f)	6,000	6,064
4.49%, 09/11/2031(f)	613,000	602,732
5.40%, 01/30/2037(f)	355,000	350,578
EZCORP, Inc., 7.38%, 04/01/2032(b)	502,000	532,641
FirstCash, Inc.,
4.63%, 09/01/2028(b)	650,000	641,098
6.88%, 03/01/2032(b)	703,000	723,712
6.13%, 05/01/2034(b)	117,000	117,143
Joint Stock Co. Kaspi.kz (Kazakhstan), 5.90%, 04/28/2031(b)	350,000	350,467
Navient Corp., 9.38%, 07/25/2030	500,000	509,733
OneMain Finance Corp.,
6.63%, 05/15/2029	515,000	523,672
4.00%, 09/15/2030	325,000	300,155
6.75%, 03/15/2032	90,000	89,609
7.13%, 09/15/2032	165,000	166,482
Synchrony Financial, 5.02%, 07/29/2029(f)	86,000	86,128
		9,305,557
Consumer Staples Merchandise Retail–0.02%
Cencosud S.A. (Chile),
5.95%, 05/28/2031(b)(c)	800,000	826,026
5.75%, 04/15/2036(b)(c)	300,000	300,000
Dollar General Corp., 5.50%, 11/01/2052	1,000	946
		1,126,972
Copper–0.01%
First Quantum Minerals Ltd. (Zambia), 8.63%, 06/01/2031(b)	250,000	261,134
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Distillers & Vintners–0.00%
Constellation Brands, Inc.,
4.80%, 05/01/2030	$46,000	$46,309
4.90%, 05/01/2033	2,000	1,984
4.95%, 11/01/2035	84,000	81,841
		130,134
Distributors–0.00%
Genuine Parts Co.,
4.95%, 08/15/2029	82,000	81,746
6.88%, 11/01/2033	15,000	16,251
		97,997
Diversified Banks–7.11%
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)(c)	628,000	678,441
6.75%(b)(f)(i)	624,000	624,432
Banco Bilbao Vizcaya Argentaria S.A. (Spain),
4.53% (SOFR + 0.88%), 03/03/2029(e)	2,800,000	2,803,310
4.97%, 05/08/2031	1,600,000	1,600,273
7.13%(f)(i)	6,756,000	6,812,068
9.38%(f)(i)	1,406,000	1,542,108
Banco de Bogota S.A. (Colombia), 4.38%, 08/03/2027(b)	400,000	399,832
Banco del Estado de Chile (Chile), 7.95%(b)(f)(i)	421,000	448,881
Banco do Brasil S.A. (Brazil), 6.00%, 03/18/2031(b)	800,000	810,806
Banco Santander S.A. (Spain),
5.55%, 03/14/2028(f)	800,000	806,854
4.60%, 04/15/2029	4,200,000	4,186,438
5.07%, 11/06/2030	1,400,000	1,379,031
4.87%, 04/15/2031(c)	2,400,000	2,387,143
5.13%, 11/06/2035(c)	800,000	785,540
5.44%, 04/15/2036(c)	1,400,000	1,399,868
7.25%(f)(i)	11,200,000	11,283,630
8.00%(c)(f)(i)	466,667	500,936
9.63%(f)(i)	2,000,000	2,182,302
9.63%(c)(f)(i)	1,200,000	1,411,543
Bank Gospodarstwa Krajowego (Poland), 5.38%, 05/22/2033(b)	200,000	204,075
Bank of America Corp.,
4.68% (SOFR + 1.05%), 02/04/2028(e)	7,000	7,026
4.95%, 07/22/2028(f)	3,000	3,019
4.46% (SOFR + 0.83%), 01/24/2029(e)	85,000	85,272
5.20%, 04/25/2029(f)	15,000	15,191
4.62%, 05/09/2029(f)	195,000	195,492
4.48%, 04/23/2030(f)	841,000	837,399
4.64% (SOFR + 1.01%), 01/24/2031(e)	78,000	78,407
5.16%, 01/24/2031(f)	39,000	39,665
4.46%, 02/06/2032(f)	3,035,000	2,989,362
4.70%, 04/23/2032(f)	683,000	679,015
5.43%, 08/15/2035(f)	8,000	8,039
5.51%, 01/24/2036(f)	8,000	8,198
5.49%, 04/23/2037(f)	3,980,000	3,963,228
Principal Amount		Value
Diversified Banks–(continued)
6.63%(f)(i)	$304,000	$314,410
Series N, 4.50% (SOFR + 0.87%), 02/06/2032(e)	3,870,000	3,852,484
Series RR, 4.38%(c)(f)(i)	689,000	684,755
Bank of Montreal (Canada),
Series J, 4.34%, 03/19/2030(c)(f)	1,825,000	1,814,495
7.70%, 05/26/2084(f)	836,000	877,945
7.30%, 11/26/2084(f)	565,000	593,282
Bank of New York Mellon (The), 4.73%, 04/20/2029(f)	676,000	681,145
Bank of New Zealand (New Zealand), 5.70%, 01/28/2035(b)(f)	805,000	821,898
Bank of Nova Scotia (The) (Canada),
4.58%, 06/05/2029(f)	9,127,000	9,130,011
4.90%, 06/05/2032(f)	8,341,000	8,352,266
8.63%, 10/27/2082(f)	1,409,000	1,473,914
8.00%, 01/27/2084(c)(f)	859,000	909,004
6.88%, 10/27/2085(f)	783,000	791,333
Banque Federative du Credit Mutuel S.A. (France), 4.59%, 10/16/2028(b)	1,120,000	1,120,438
Barclays PLC (United Kingdom),
4.22%, 05/24/2030(f)	1,240,000	1,221,080
4.57% (SOFR + 0.93%), 05/24/2030(e)	1,100,000	1,099,925
5.37%, 02/25/2031(f)	465,000	472,681
4.52%, 02/24/2032(f)	1,369,000	1,341,144
5.86%, 08/11/2046(f)	54,000	53,937
BBVA Bancomer S.A. (Mexico), 5.40%, 06/03/2031(b)	2,359,000	2,365,086
BNP Paribas S.A. (France),
4.79%, 05/09/2029(b)(f)	623,000	623,956
5.06% (SOFR + 1.43%), 05/09/2029(b)(e)	844,000	850,726
5.09%, 05/09/2031(b)(f)	902,000	909,626
7.20%(b)(f)(i)	1,222,000	1,224,245
7.45%(b)(f)(i)	200,000	207,125
BPCE S.A. (France),
6.29%, 01/14/2036(b)(f)	330,000	345,307
6.35%, 01/13/2047(b)(f)	555,000	542,586
CaixaBank S.A. (Spain),
4.89%, 07/03/2031(b)(f)	736,000	735,962
5.40%, 04/22/2037(b)(c)(f)	1,053,000	1,044,061
Citigroup, Inc.,
4.78% (SOFR + 1.14%), 05/07/2028(e)	424,000	425,898
5.17%, 02/13/2030(f)	20,000	20,291
4.54%, 09/19/2030(f)	95,000	94,631
5.10% (SOFR + 1.46%), 05/07/2031(e)	1,219,000	1,240,587
4.50%, 09/11/2031(f)	876,000	866,853
6.17%, 05/25/2034(f)	8,000	8,376
5.83%, 02/13/2035(f)	11,000	11,236
5.17%, 09/11/2036(f)	30,000	29,864
5.41%, 09/19/2039(f)	78,000	77,114
5.61%, 03/04/2056(f)	15,000	14,708
6.63%(f)(i)	7,951,000	8,077,890
Series AA, 7.63%(f)(i)	4,527,000	4,719,859
Series BB, 7.20%(c)(f)(i)	4,365,000	4,503,833
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Series DD, 7.00%(c)(f)(i)	$5,413,000	$5,615,158
Series JJ, 6.50%(c)(f)(i)	16,672,000	16,859,510
Series Z, 7.38%(c)(f)(i)	4,739,000	4,899,064
Commonwealth Bank of Australia (Australia), Series C, 4.36%, 03/27/2029(c)	3,141,000	3,145,509
Cooperatieve Rabobank U.A. (Netherlands), 3.96%, 10/17/2028	1,056,000	1,047,977
Corporacion Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)	3,500,000	3,617,337
Credit Agricole S.A. (France),
5.22%, 05/27/2031(b)(f)	908,000	918,069
4.82%, 09/25/2033(b)(f)	1,340,000	1,311,979
Danske Bank A/S (Denmark),
4.66%, 03/27/2029(b)(c)(f)	1,767,000	1,767,825
5.00%, 03/27/2032(b)(f)	1,752,000	1,756,848
Depository Trust Co. (The),
4.30%, 03/27/2029(b)	1,452,000	1,448,159
4.55%, 03/27/2031(b)	923,000	920,417
Federation des caisses Desjardins du Quebec (Canada),
4.55%, 08/23/2027(b)	758,000	760,447
5.02%, 05/27/2031(b)	6,009,000	6,065,582
Fifth Third Bancorp,
1.71%, 11/01/2027(f)	2,000	1,977
6.34%, 07/27/2029(f)	4,000	4,142
4.77%, 07/28/2030(f)	9,000	9,001
5.63%, 01/29/2032(f)	5,000	5,160
4.57%, 04/29/2032(c)(f)	1,476,000	1,451,875
Fifth Third Financial Corp., 5.98%, 01/30/2030(f)	3,000	3,092
HSBC Holdings PLC (United Kingdom),
5.89%, 08/14/2027(f)	696,000	697,989
5.60%, 05/17/2028(f)	712,000	719,740
5.21%, 08/11/2028(f)	511,000	515,223
4.40%, 03/10/2030(f)	1,232,000	1,221,389
4.71%, 05/12/2030(f)	2,025,000	2,021,063
5.29%, 11/19/2030(f)	750,000	760,946
5.13%, 03/03/2031(f)	555,000	560,251
5.20% (SOFR + 1.57%), 05/13/2031(e)	801,000	819,249
5.24%, 05/13/2031(f)	801,000	811,328
4.68%, 03/10/2032(f)	1,371,000	1,353,525
5.21%, 05/12/2034(f)	3,640,000	3,634,665
7.40%, 11/13/2034(f)	200,000	222,892
5.79%, 05/13/2036(f)	417,000	430,778
5.28%, 03/10/2037(f)	931,000	921,471
6.33%, 03/09/2044(f)	178,000	190,482
6.75%(f)(i)	742,000	751,279
6.75%(f)(i)	2,692,000	2,705,107
6.88%(f)(i)	521,000	535,396
7.00%(f)(i)	882,000	900,593
7.05%(f)(i)	903,000	925,542
ING Groep N.V. (Netherlands),
5.34%, 03/19/2030(f)	684,000	697,273
5.42%, 03/23/2037(f)	3,164,000	3,172,464
Principal Amount		Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
5.57%, 04/22/2028(f)	$37,000	$37,402
4.85%, 07/25/2028(f)	2,000	2,010
4.92%, 01/24/2029(f)	37,000	37,282
5.30%, 07/24/2029(f)	10,000	10,151
6.09%, 10/23/2029(f)	15,000	15,512
5.01%, 01/23/2030(f)	9,000	9,088
5.58%, 04/22/2030(f)	30,000	30,770
4.41%, 04/23/2030(f)	3,654,000	3,635,121
5.00%, 07/22/2030(f)	54,000	54,525
4.60%, 10/22/2030(f)	92,000	91,878
5.14%, 01/24/2031(f)	79,000	80,252
5.10%, 04/22/2031(f)	210,000	213,528
4.26%, 10/22/2031(f)	1,077,000	1,056,534
4.35%, 01/22/2032(f)	1,306,000	1,283,948
4.62%, 04/23/2032(f)	4,868,000	4,829,034
5.72%, 09/14/2033(f)	9,000	9,306
5.34%, 01/23/2035(f)	6,000	6,092
5.50%, 01/24/2036(f)	4,000	4,094
5.57%, 04/22/2036(f)	7,000	7,206
5.58%, 07/23/2036(f)	6,000	6,100
4.81%, 10/22/2036(f)	374,000	363,106
4.90%, 01/22/2037(f)	568,000	553,712
5.15%, 04/23/2037(f)	1,818,000	1,807,580
5.53%, 11/29/2045(f)	8,000	7,965
6.10%(f)(i)	8,982,000	9,058,138
Series W, 4.91% (3 mo. Term SOFR + 1.26%), 05/15/2047(e)	2,000	1,825
Series NN, 6.88%(f)(i)	40,000	41,783
Series OO, 6.50%(f)(i)	109,000	111,796
KeyBank N.A., 5.85%, 11/15/2027	818,000	833,262
KeyCorp,
2.55%, 10/01/2029	4,000	3,746
5.31%, 01/28/2037(c)(f)	245,000	241,549
Lloyds Banking Group PLC (United Kingdom),
4.43%, 11/04/2031(f)	564,000	554,867
6.63%(f)(i)	129,000	127,079
Macquarie Bank Ltd. (Australia), 4.11% (SOFR + 0.48%), 02/03/2028(b)(e)	1,739,000	1,739,687
Magyar Export-Import Bank Zrt (Hungary), 6.13%, 12/04/2027(b)	325,000	331,662
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	799,000	802,327
Mitsubishi Ufj Financial Group, Inc. (Japan),
4.59%, 04/18/2030(f)	1,694,000	1,691,214
4.85%, 04/21/2032(f)	1,433,000	1,431,174
5.33%, 04/21/2037(f)	1,513,000	1,518,350
5.87%, 04/21/2047(f)	2,108,000	2,137,606
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.26%, 04/17/2030(f)	$784,000	$796,774
5.11% (SOFR + 1.48%), 04/24/2031(c)(e)	929,000	948,868
5.16%, 04/24/2031(f)	803,000	814,720
4.53%, 09/12/2031(c)(f)	943,000	932,788
5.43%, 04/17/2035(f)	225,000	229,521
5.57%, 01/16/2036(f)	279,000	286,638
5.19%, 09/12/2036(c)(f)	786,000	785,045
6.35%(c)(f)(i)	7,930,000	7,967,842
8.20%(c)(f)(i)	4,274,000	4,627,186
Mizuho Bank Ltd. (Japan),
4.40%, 04/16/2029(b)	2,894,000	2,898,364
5.19%, 04/16/2036(b)	1,676,000	1,672,657
5.77%, 04/16/2046(b)	1,807,000	1,810,155
Mizuho Financial Group, Inc. (Japan),
5.78%, 07/06/2029(f)	589,000	604,134
5.38%, 07/10/2030(c)(f)	779,000	795,288
4.71%, 07/08/2031(f)	937,000	936,138
4.89% (SOFR + 1.25%), 07/08/2031(e)	939,000	950,202
5.59%, 07/10/2035(f)	610,000	627,497
Morgan Stanley Bank N.A.,
4.95%, 01/14/2028(f)	749,000	752,023
5.02%, 01/12/2029(f)	783,000	789,305
Morgan Stanley Bank, N.A., 4.61% (SOFR + 0.98%), 05/10/2030(c)(e)	6,900,000	6,938,763
Morgan Stanley Private Bank N.A.,
4.47%, 07/06/2028(f)	890,000	890,576
4.21%, 02/08/2030(f)	2,021,000	1,999,022
4.40% (SOFR + 0.77%), 02/08/2030(e)	4,591,000	4,579,861
4.73%, 07/18/2031(f)	746,000	744,170
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	467,000	482,399
National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036(b)(c)(f)	362,000	372,054
National Securities Clearing Corp.,
5.10%, 11/21/2027(b)(c)	771,000	781,338
5.00%, 05/30/2028(b)	764,000	773,999
NatWest Markets PLC (United Kingdom), 4.65%, 03/27/2029(b)	1,694,000	1,697,582
Nordea Bank Abp (Finland),
4.25%, 08/28/2030(b)(c)	1,445,000	1,427,244
6.30%(b)(c)(f)(i)	544,000	550,786
6.75%(b)(f)(i)	306,000	310,417
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(b)(c)	505,000	510,024
Pinnacle Bank,
5.63%, 02/15/2028	774,000	784,211
5.96%, 01/15/2036(f)	799,000	793,765
Principal Amount		Value
Diversified Banks–(continued)
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(f)	$16,000	$16,145
4.08%, 01/26/2029(f)	956,000	950,671
4.25% (SOFR + 0.62%), 01/26/2029(e)	1,583,000	1,584,122
5.58%, 06/12/2029(f)	11,000	11,255
4.31% (SOFR + 0.68%), 10/26/2029(e)	9,505,000	9,510,592
4.62%, 10/26/2029(c)(f)	7,543,000	7,548,582
4.90%, 05/13/2031(c)(f)	379,000	382,077
6.04%, 10/28/2033(f)	4,000	4,224
5.07%, 01/24/2034(f)	6,000	6,020
5.37%, 07/21/2036(f)	106,000	107,076
5.42%, 01/25/2041(c)(f)	324,000	318,550
Series V, 6.20%(f)(i)	17,000	17,233
Series W, 6.25%(f)(i)	19,000	19,417
Royal Bank of Canada (Canada),
4.34% (SOFR + 0.71%), 01/21/2027(e)	3,000	3,008
4.95%, 02/01/2029	7,000	7,117
7.50%, 05/02/2084(f)	747,000	775,612
6.50%, 11/24/2085(c)(f)	179,000	175,849
6.50%, 05/24/2086(f)	1,020,000	1,009,078
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(f)	539,000	539,801
6.75%, 02/08/2028(b)(f)	750,000	761,275
7.02%, 02/08/2030(b)(f)	758,000	800,095
5.01%, 10/15/2030(b)(f)	763,000	768,799
5.24%, 05/13/2031(b)(f)	922,000	933,381
5.31% (SOFR + 1.68%), 05/13/2031(b)(e)	920,000	944,006
2.68%, 06/29/2032(b)(f)	3,298,000	2,951,449
7.00%(b)(f)(i)	8,260,000	8,302,762
7.75%(b)(f)(i)	2,653,000	2,723,289
Sumitomo Mitsui Financial Group, Inc. (Japan),
5.33%, 03/03/2041(f)	1,018,000	997,264
6.60%(c)(f)(i)	4,095,000	4,149,898
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 09/14/2026(b)	569,000	571,527
5.55%, 09/14/2028(b)	692,000	708,569
5.20%, 03/07/2029(b)	857,000	872,762
4.35%, 09/11/2030(b)	641,000	635,218
Sumitomo Mitsui Trust Group, Inc. (Japan), 5.42%, 09/11/2036(b)(c)(f)	358,000	353,021
Toronto-Dominion Bank (The) (Canada),
4.93%, 10/15/2035	199,000	195,699
8.13%, 10/31/2082(f)	773,000	802,903
Truist Bank, 4.40% (SOFR + 0.77%), 07/24/2028(e)	1,293,000	1,294,416
U.S. Bancorp,
5.78%, 06/12/2029(f)	19,000	19,468
5.38%, 01/23/2030(f)	23,000	23,467
4.48%, 01/26/2032(f)	1,687,000	1,664,917
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
UBS AG (Switzerland),
4.13% (SOFR + 0.50%), 05/17/2027(e)	$1,720,000	$1,721,639
5.65%, 09/11/2028(c)	728,000	748,527
UBS AG/Stamford CT (Switzerland), 4.30%, 03/16/2029(f)	3,693,000	3,686,857
Wells Fargo & Co.,
5.71%, 04/22/2028(f)	28,000	28,322
4.81%, 07/25/2028(f)	3,000	3,010
5.00% (SOFR + 1.37%), 04/23/2029(e)	231,000	233,774
4.58%, 05/20/2029(f)	8,208,000	8,205,689
5.57%, 07/25/2029(f)	13,000	13,257
6.30%, 10/23/2029(f)	18,000	18,694
4.18%, 01/23/2030(c)(f)	666,000	659,285
5.20%, 01/23/2030(f)	18,000	18,272
5.15%, 04/23/2031(f)	341,000	346,128
4.84%, 05/20/2032(f)	4,578,000	4,575,207
5.39%, 04/24/2034(f)	6,000	6,111
5.56%, 07/25/2034(f)	13,000	13,377
5.50%, 01/23/2035(f)	9,000	9,195
5.61%, 04/23/2036(f)	22,000	22,578
4.96%, 01/23/2037(c)(f)	539,000	526,591
5.43%, 01/23/2047(f)	97,000	93,234
6.13%(c)(f)(i)	4,403,000	4,441,178
6.85%(f)(i)	57,000	59,110
7.63%(f)(i)	18,000	18,955
Westpac Banking Corp. (Australia),
4.15%, 05/11/2028	4,078,000	4,074,624
5.62%, 11/20/2035(f)	6,000	6,075
		362,510,484
Diversified Capital Markets–0.28%
Credit Suisse Group AG (Switzerland),
4.50%(b)(d)(f)(i)(j)	5,650,000	1,608,837
5.25%(b)(d)(f)(i)(j)	3,522,000	1,002,889
Deutsche Bank AG (Germany),
4.47%, 12/10/2031(f)	758,000	745,979
5.06%, 04/14/2032(f)	1,163,000	1,161,419
SMBC Aviation Capital Finance DAC (Ireland),
5.30%, 04/03/2029(b)	200,000	202,955
5.55%, 04/03/2034(b)	234,000	236,565
UBS Group AG (Switzerland),
5.43%, 02/08/2030(b)(f)	494,000	502,589
4.21%, 04/10/2030(b)(f)	2,965,000	2,921,804
4.40%, 09/23/2031(b)(f)	608,000	597,131
5.01%, 03/23/2037(b)(c)(f)	382,000	372,508
5.20%, 08/10/2037(b)(f)	1,724,000	1,697,864
5.53%, 05/06/2047(b)(f)	621,000	601,244
6.60%(b)(c)(f)(i)	567,000	573,146
7.00%(b)(f)(i)	193,000	195,200
7.13%(b)(c)(f)(i)	319,000	324,710
Series 28, 9.25%(b)(f)(i)	789,000	854,093
Series 33, 9.25%(b)(f)(i)	528,000	610,158
		14,209,091
Principal Amount		Value
Diversified Chemicals–0.00%
Sasol Financing USA LLC (South Africa), 8.75%, 05/03/2029(b)	$160,000	$169,675
Diversified Financial Services–1.75%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
4.38%, 11/15/2030	785,000	771,310
6.50%, 01/31/2056(f)	611,000	624,027
Amrize Finance US LLC,
4.60%, 04/07/2027	130,000	130,406
4.70%, 04/07/2028	157,000	157,471
4.95%, 04/07/2030	46,000	46,403
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)	114,000	114,488
6.38%, 05/04/2028(b)	24,000	24,688
5.75%, 03/01/2029(b)	4,000	4,090
4.20%, 04/15/2029(b)	1,304,000	1,282,727
5.75%, 11/15/2029(b)	4,000	4,103
5.15%, 01/15/2030(b)	12,000	12,061
4.70%, 01/30/2031(b)	2,083,000	2,049,065
4.95%, 10/15/2032(b)	1,490,000	1,454,167
BlackRock Funding, Inc., 4.90%, 01/08/2035	15,000	15,081
Citadel Finance LLC,
4.75%, 02/14/2029(b)	1,779,000	1,749,625
5.90%, 02/10/2030(b)	705,000	712,147
5.15%, 02/14/2031(b)	1,685,000	1,648,933
Citadel Securities Global Holdings LLC,
5.50%, 06/18/2030(b)	777,000	790,542
5.13%, 01/27/2032(b)	1,662,000	1,640,128
6.20%, 06/18/2035(b)	519,000	533,666
5.75%, 03/27/2036(b)	3,430,000	3,390,776
Corebridge Financial, Inc.,
6.05%, 09/15/2033	9,000	9,452
5.75%, 01/15/2034	17,000	17,476
Eagle Funding LuxCo S.a.r.l. (Mexico), 5.50%, 08/17/2030(b)	40,751,000	41,035,442
Fondo Mivivienda S.A. (Peru), 5.40%, 03/31/2031(b)	265,000	266,076
Gabon Blue Bond Master Trust (Gabon), Series 2, 6.10%, 08/01/2038(b)	4,013,000	4,005,904
GABX Leasing LLC, 4.63%, 04/15/2031(b)	1,985,000	1,959,724
GGAM Finance Ltd. (Ireland), 5.88%, 03/15/2030(b)	1,080,000	1,093,046
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	379,000	387,837
Goodman US Finance Seven, LLC (Australia), 5.25%, 04/28/2036(b)(c)	666,000	657,335
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/2029(b)	702,000	687,614
7.13%, 04/30/2031(b)	1,012,000	1,049,684
6.13%, 11/01/2032(b)	3,467,000	3,477,636
6.75%, 05/01/2033(b)	7,495,000	7,713,075
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Diversified Financial Services–(continued)
LPL Holdings, Inc.,
5.70%, 05/20/2027	$40,000	$40,453
5.20%, 03/15/2030	143,000	144,190
5.15%, 06/15/2030	126,000	126,792
5.65%, 03/15/2035	173,000	172,187
LSEG US Fin Corp. (United Kingdom),
4.25%, 03/23/2029(b)(c)	3,428,000	3,400,272
4.50%, 03/23/2031(b)	1,207,000	1,192,676
5.25%, 03/23/2036(b)	1,123,000	1,120,313
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(b)	5,000	5,163
5.15%, 03/17/2030(b)	5,000	4,981
6.50%, 03/26/2031(b)	4,000	4,187
Pershing Square Holdings Ltd., 5.50%, 10/28/2032(b)	2,536,000	2,520,170
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	376,000	393,264
Wynnton Funding Trust II, 5.99%, 08/15/2055(b)	400,000	399,641
		89,040,494
Diversified Metals & Mining–0.33%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	25,000	25,401
5.25%, 09/08/2030	16,000	16,415
5.25%, 09/08/2033	22,000	22,543
5.75%, 09/05/2055	8,000	8,143
Corp. Nacional del Cobre de Chile (Chile), 5.53%, 01/30/2037(b)	5,224,000	5,174,633
Corporacion Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	3,583,000	3,562,154
Glencore Funding LLC (Australia),
4.69% (SOFR + 1.06%), 04/04/2027(b)(e)	79,000	79,303
4.91%, 04/01/2028(b)	106,000	106,726
5.37%, 04/04/2029(b)	32,000	32,631
5.19%, 04/01/2030(b)	136,000	138,023
4.90%, 07/01/2031(b)(c)	1,444,000	1,446,199
5.20%, 07/01/2033(b)	1,789,000	1,796,518
5.63%, 04/04/2034(b)	15,000	15,458
5.51%, 04/01/2036(b)	3,711,000	3,750,220
5.89%, 04/04/2054(b)	2,000	1,998
6.14%, 04/01/2055(b)	7,000	7,220
Rio Tinto Finance (USA) PLC (Australia),
4.38%, 03/12/2027	92,000	92,310
4.50%, 03/14/2028	35,000	35,166
4.88%, 03/14/2030	227,000	230,028
5.00%, 03/14/2032	96,000	97,307
5.75%, 03/14/2055	3,000	3,039
5.88%, 03/14/2065	7,000	7,170
		16,648,605
Diversified REITs–0.02%
Goodman US Finance Eight, LLC (Australia), 5.88%, 04/28/2046(b)(c)	808,000	796,422
Principal Amount		Value
Diversified Support Services–0.27%
Amazon Conservation DAC (Ecuador), 6.03%, 01/16/2042(b)	$10,080,000	$10,193,904
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028(b)	23,000	23,894
4.80%, 05/29/2029(b)	3,219,000	3,224,729
5.04%, 03/25/2030(b)	192,000	193,769
RB Global Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	63,000	64,059
7.75%, 03/15/2031(b)	139,000	144,701
		13,845,056
Drug Retail–0.13%
CK Hutchison International (23) Ltd. (United Kingdom), 4.88%, 04/21/2033(b)	947,000	952,694
Teva Pharmaceutical Finance Netherlands IV B.V. (Israel), 5.75%, 12/01/2030(c)	5,605,000	5,736,796
		6,689,490
Electric Utilities–3.52%
AEP Texas, Inc., 5.70%, 05/15/2034	95,000	98,248
AEP Transmission Co. LLC, 5.38%, 06/15/2035	23,000	23,439
Alabama Power Co.,
Series C, 4.30%, 03/15/2031	499,000	492,725
5.85%, 11/15/2033	5,000	5,276
5.10%, 04/02/2035	44,000	44,380
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	420,000	441,109
Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(b)	196,173	154,956
American Electric Power Co., Inc.,
5.75%, 11/01/2027	3,000	3,055
5.20%, 01/15/2029	17,000	17,303
Series C, 5.80%, 03/15/2056(c)(f)	1,763,000	1,758,907
Series D, 6.05%, 03/15/2056(f)	106,000	105,168
Arizona Public Service Co., 5.90%, 08/15/2055	31,000	31,089
Baltimore Gas and Electric Co., 5.45%, 06/01/2035	54,000	55,118
Capital Power (US Holdings), Inc. (Canada),
5.26%, 06/01/2028(b)	212,000	213,581
6.19%, 06/01/2035(b)	100,000	103,547
CenterPoint Energy Houston Electric LLC,
4.80%, 03/15/2030	85,000	85,956
5.05%, 03/01/2035	24,000	24,027
Chile Electricity Lux MPC II S.a.r.l. (Chile), 5.58%, 10/20/2035(b)	283,477	288,381
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador), 8.65%, 01/24/2033(b)	333,000	352,980
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Comision Federal de Electricidad (Mexico),
6.05%, 01/28/2034(b)	$295,000	$289,764
6.50%, 01/28/2051(b)	250,000	243,025
Commonwealth Edison Co., 5.95%, 06/01/2055	7,000	7,136
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	5,000	5,205
5.90%, 11/15/2053	2,000	2,027
5.75%, 11/15/2055	25,000	24,762
Constellation Energy Generation LLC,
6.13%, 01/15/2034	6,000	6,398
6.50%, 10/01/2053	3,000	3,221
5.75%, 03/15/2054	3,000	2,953
5.88%, 01/15/2066	40,000	39,008
Constellation Energy Generation, LLC,
4.55%, 06/01/2029	6,023,000	6,011,869
4.80%, 01/15/2032	4,807,000	4,785,518
5.30%, 06/01/2036	5,326,000	5,306,073
Cumberland Combined Cycle Generation LLC, 5.82%, 05/15/2056	4,668,000	4,765,387
Dhafrah Pv2 Energy Co. LLC (United Arab Emirates), 5.79%, 06/30/2053(b)	545,000	542,086
Duke Energy Carolinas LLC,
4.85%, 03/15/2030	28,000	28,350
5.25%, 03/15/2035	81,000	82,500
5.35%, 01/15/2053	2,000	1,891
Duke Energy Corp., 4.85%, 01/05/2029	15,000	15,132
Duke Energy Florida LLC, 4.20%, 12/01/2030	548,000	540,847
Duke Energy Indiana LLC,
5.40%, 04/01/2053	3,000	2,843
5.90%, 05/15/2055	5,000	5,052
Edison International, 5.00%, 05/05/2028(c)	862,000	863,926
Electricite de France S.A. (France),
5.70%, 05/23/2028(b)	1,488,000	1,519,990
5.25%, 04/22/2036(b)	11,164,000	10,983,828
6.38%, 01/13/2055(b)(c)	10,783,000	11,040,090
6.13%, 04/22/2056(b)	8,763,000	8,669,006
6.25%, 04/22/2066(b)	6,211,000	6,113,673
9.13%(b)(c)(f)(i)	3,285,000	3,807,134
Emera US Finance LLC,
4.50%, 04/01/2029	2,080,000	2,071,723
5.20%, 04/01/2033	624,000	621,323
Series A, 6.65%, 10/01/2056(f)	3,495,000	3,542,092
Series B, 6.85%, 10/01/2056(c)(f)	2,750,000	2,789,083
Entergy Corp.,
7.13%, 12/01/2054(f)	34,000	35,282
5.88%, 06/15/2056(c)(f)	1,166,000	1,171,239
Entergy Louisiana LLC, 5.15%, 09/15/2034	27,000	27,290
Entergy Texas, Inc., 5.25%, 04/15/2035	67,000	67,496
Principal Amount		Value
Electric Utilities–(continued)
Evergy Metro, Inc.,
4.95%, 04/15/2033	$8,000	$8,022
5.13%, 08/15/2035	131,000	130,281
Evergy Missouri West, Inc., 5.25%, 12/15/2035(b)	221,000	219,161
Evergy, Inc., 4.25%, 03/15/2029	453,000	448,935
Exelon Corp.,
5.15%, 03/15/2029	20,000	20,339
5.13%, 03/15/2031	176,000	178,904
5.45%, 03/15/2034	11,000	11,291
5.60%, 03/15/2053	6,000	5,758
5.88%, 03/15/2055	14,000	13,887
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	3,000	3,036
FirstEnergy Transmission LLC,
4.55%, 01/15/2030	46,000	45,857
5.00%, 01/15/2035	26,000	25,723
Florida Power & Light Co.,
4.80%, 05/15/2033	2,000	2,005
4.70%, 02/15/2036	185,000	180,095
5.13%, 06/01/2036	3,336,000	3,351,950
5.75%, 06/01/2056	2,600,000	2,611,783
5.80%, 03/15/2065	3,000	2,981
5.60%, 02/15/2066	42,000	40,486
5.90%, 06/01/2066	3,259,000	3,282,629
Georgia Power Co., 4.95%, 05/17/2033	7,000	7,058
Indiana Michigan Power Co., 5.60%, 03/15/2056	357,000	348,697
ITC Holdings Corp.,
4.88%, 04/15/2031(b)	1,599,000	1,594,632
5.50%, 04/15/2036(b)	865,000	874,801
Louisville Gas and Electric Co., 5.85%, 08/15/2055	6,000	6,052
MidAmerican Energy Co.,
5.35%, 01/15/2034	6,000	6,175
5.85%, 09/15/2054	2,000	2,031
5.30%, 02/01/2055	4,000	3,759
Monongahela Power Co., 4.45%, 08/15/2029(b)	1,198,000	1,195,767
MVM Energetika Zrt (Hungary), 7.50%, 06/09/2028(b)	200,000	209,441
Narragansett Electric Co. (The), 6.00%, 05/15/2056(b)	1,646,000	1,676,481
National Rural Utilities Cooperative Finance Corp.,
Series D, 4.06% (SOFR + 0.43%), 08/09/2027(e)	7,511,000	7,515,100
4.05%, 02/09/2029	4,532,000	4,492,221
4.85%, 02/07/2029	74,000	74,740
4.40%, 05/11/2029	2,511,000	2,509,802
5.00%, 02/07/2031	68,000	69,203
5.80%, 01/15/2033	6,000	6,342
5.00%, 08/15/2034	304,000	306,516
5.75%, 04/20/2056	10,862,000	10,781,798
5.95%, 04/20/2056	12,702,000	12,645,899
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
NextEra Energy Capital Holdings, Inc.,
4.85%, 02/04/2028	$28,000	$28,242
4.90%, 03/15/2029	43,000	43,527
5.05%, 03/15/2030	256,000	260,025
5.45%, 03/15/2035(c)	131,000	133,531
Niagara Mohawk Power Corp.,
4.65%, 10/03/2030(b)	430,000	428,212
5.29%, 01/17/2034(b)	17,000	17,068
6.00%, 07/03/2055(b)	51,000	50,715
Northern States Power Co., 5.65%, 05/15/2055	9,000	8,943
NRG Energy, Inc.,
4.73%, 10/15/2030(b)	898,000	885,489
4.96%, 04/30/2031(b)	191,000	189,074
5.75%, 01/15/2034(b)	3,131,000	3,098,506
5.88%, 05/15/2034(b)	2,463,000	2,448,744
5.41%, 10/15/2035(b)	226,000	222,059
6.00%, 01/15/2036(b)	2,628,000	2,612,159
6.13%, 05/15/2036(b)	2,420,000	2,416,067
Oglethorpe Power Corp., 5.90%, 02/01/2055	5,000	4,933
Ohio Power Co., 5.65%, 06/01/2034	22,000	22,802
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	7,000	6,759
Oncor Electric Delivery Co. LLC,
4.65%, 11/01/2029	86,000	86,508
5.65%, 11/15/2033	7,000	7,337
5.80%, 04/01/2055	8,000	8,042
Pacific Gas and Electric Co.,
6.10%, 01/15/2029	715,000	737,965
5.20%, 05/01/2036	620,000	604,950
6.00%, 05/01/2056	518,000	498,082
PacifiCorp,
5.10%, 02/15/2029	19,000	19,229
5.30%, 02/15/2031	22,000	22,409
5.45%, 02/15/2034(c)	14,000	14,192
5.80%, 01/15/2055	4,000	3,822
7.13%, 08/15/2056(f)	2,871,000	2,888,031
PG&E Corp., 7.38%, 03/15/2055(f)	9,998,000	10,189,085
Pinnacle West Capital Corp.,
4.90%, 05/15/2028	54,000	54,370
5.15%, 05/15/2030	83,000	84,231
PPL Capital Funding, Inc.,
Conv., 3.00%, 12/01/2030(b)	5,227,000	5,285,020
5.25%, 09/01/2034	9,000	9,050
PPL Electric Utilities Corp., 5.55%, 08/15/2055	7,000	6,859
PSEG Power LLC, 5.20%, 05/15/2030(b)	6,000	6,089
Public Service Co. of Colorado, 5.25%, 04/01/2053	3,000	2,771
San Diego Gas & Electric Co., 5.35%, 04/01/2053	6,000	5,612
Sierra Pacific Power Co., 5.90%, 03/15/2054	3,000	3,008
Sociedad Transmisora Metropolitana S.p.A. (Chile), 6.39%, 12/15/2055(b)(c)	440,000	447,040
Principal Amount		Value
Electric Utilities–(continued)
Southern Co. (The),
5.70%, 10/15/2032	$2,000	$2,090
4.85%, 03/15/2035	31,000	30,289
6.00%, 04/01/2058(f)	5,331,000	5,369,127
Southwestern Electric Power Co.,
5.30%, 04/01/2033	3,000	3,047
5.20%, 04/01/2036	604,000	596,785
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	93,000	93,935
Union Electric Co.,
5.20%, 04/01/2034	27,000	27,502
5.25%, 04/15/2035	85,000	86,275
5.13%, 03/15/2055	3,000	2,740
Virginia Electric & Power Co.,
Series C, 4.90%, 09/15/2035	210,000	207,019
Series D, 5.60%, 09/15/2055	37,000	35,969
Virginia Electric and Power Co., 5.00%, 04/01/2033	2,000	2,023
Vistra Operations Co. LLC,
5.05%, 12/30/2026(b)	62,000	62,278
4.60%, 10/15/2030(b)	563,000	552,350
4.70%, 01/31/2031(b)	1,095,000	1,076,640
7.75%, 10/15/2031(b)	974,000	1,021,578
6.88%, 04/15/2032(b)	418,000	435,174
6.95%, 10/15/2033(b)	9,000	9,801
6.00%, 04/15/2034(b)	17,000	17,528
5.70%, 12/30/2034(b)	63,000	63,780
5.35%, 01/31/2036(b)	403,000	394,414
Wisconsin Electric Power Co., 4.15%, 10/15/2030(c)	379,000	373,402
Xcel Energy, Inc., 4.75%, 03/21/2028	41,000	41,197
		179,608,605
Electrical Components & Equipment–0.10%
EnerSys,
4.38%, 12/15/2027(b)	320,000	318,071
6.63%, 01/15/2032(b)	256,000	263,624
LG Energy Solution Ltd. (South Korea), 5.88%, 04/02/2035(b)	410,000	418,003
Molex Electronic Technologies LLC,
4.75%, 04/30/2028(b)	210,000	210,785
5.25%, 04/30/2032(b)	170,000	173,311
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/2030(b)	429,000	423,920
Regal Rexnord Corp.,
6.05%, 04/15/2028	6,000	6,138
6.30%, 02/15/2030	6,000	6,264
6.40%, 04/15/2033	8,000	8,481
Vertiv Group Corp., 4.13%, 11/15/2028(b)	877,000	866,963
Vertiv Holdings Co.,
4.85%, 03/15/2036	359,000	349,791
5.65%, 03/15/2046	604,000	589,489
5.80%, 03/15/2056	335,000	330,430
5.95%, 03/15/2066	1,076,000	1,062,905
		5,028,175
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Electronic Components–0.06%
Amphenol Corp.,
3.90%, 11/15/2028	$552,000	$546,972
4.13%, 11/15/2030	1,172,000	1,152,671
4.40%, 02/15/2033	1,009,000	984,812
5.00%, 01/15/2035	39,000	38,989
5.38%, 11/15/2054	4,000	3,886
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	300,000	281,501
		3,008,831
Electronic Equipment & Instruments–0.00%
Keysight Technologies, Inc., 5.35%, 07/30/2030	154,000	157,812
Electronic Manufacturing Services–0.02%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	500,000	511,802
Jabil, Inc., 4.75%, 02/01/2033	633,000	619,114
		1,130,916
Environmental & Facilities Services–0.18%
GFL Environmental Holdings (US), Inc., 5.50%, 02/01/2034(b)	225,000	220,035
GFL Environmental, Inc., 4.38%, 08/15/2029(b)	920,000	896,466
Republic Services, Inc.,
4.88%, 04/01/2029	26,000	26,344
5.00%, 12/15/2033	9,000	9,137
5.00%, 04/01/2034	6,000	6,055
Rollins, Inc., 5.25%, 02/24/2035	49,000	48,967
Veralto Corp.,
5.50%, 09/18/2026	26,000	26,074
5.35%, 09/18/2028	23,000	23,396
4.85%, 01/15/2032	5,979,000	5,989,002
Waste Connections, Inc., 4.80%, 07/15/2036	2,010,000	1,965,797
		9,211,273
Fertilizers & Agricultural Chemicals–0.21%
FMC Corp.,
3.45%, 10/01/2029	157,000	143,603
8.00%, 06/01/2031(b)	46,000	48,105
Mosaic Co. (The),
4.35%, 01/15/2029	815,000	808,156
4.60%, 11/15/2030(c)	1,234,000	1,220,292
Nutrien Ltd. (Canada),
4.85%, 05/29/2031	4,746,000	4,756,146
5.35%, 05/29/2036	3,954,000	3,967,898
		10,944,200
Financial Exchanges & Data–0.06%
Intercontinental Exchange, Inc.,
3.95%, 12/01/2028(c)	519,000	513,959
4.20%, 03/15/2031	2,272,000	2,233,842
4.95%, 06/15/2052	1,000	908
5.20%, 06/15/2062	3,000	2,739
MSCI, Inc., 5.25%, 09/01/2035(c)	120,000	118,272
Principal Amount		Value
Financial Exchanges & Data–(continued)
Nasdaq, Inc.,
5.35%, 06/28/2028	$2,000	$2,035
5.55%, 02/15/2034	6,000	6,198
6.10%, 06/28/2063	2,000	2,056
		2,880,009
Food Distributors–0.00%
Sysco Corp., 5.10%, 09/23/2030	61,000	61,785
Food Retail–0.01%
Alimentation Couche-Tard, Inc. (Canada), 5.08%, 09/29/2035(b)	265,000	261,998
Kroger Co. (The),
5.00%, 09/15/2034	43,000	42,588
5.65%, 09/15/2064	8,000	7,528
		312,114
Forest Products–0.08%
Georgia-Pacific LLC,
4.40%, 06/30/2028(b)	96,000	95,995
4.60%, 05/15/2031(b)	2,367,000	2,351,621
4.95%, 06/30/2032(b)	126,000	127,022
4.90%, 05/15/2033(b)	1,263,000	1,257,535
		3,832,173
Gas Utilities–0.18%
Atmos Energy Corp.,
5.90%, 11/15/2033	8,000	8,538
5.20%, 08/15/2035(c)	174,000	177,284
6.20%, 11/15/2053	2,000	2,136
Grupo Energia Bogota S.A. ESP (Colombia), 5.75%, 10/22/2035(b)	800,000	777,780
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	7,000	7,181
Snam S.p.A. (Italy),
5.00%, 05/28/2030(b)	675,000	679,388
5.75%, 05/28/2035(b)	509,000	524,583
6.50%, 05/28/2055(b)	217,000	225,960
Southern California Gas Co., 5.90%, 06/01/2056	4,471,000	4,530,382
Southern Natural Gas Co. L.L.C., 5.45%, 08/01/2035(b)	51,000	51,920
Southwest Gas Corp., 5.45%, 03/23/2028	8,000	8,125
Venture Global Calcasieu Pass LLC, 6.00%, 05/01/2036(b)	2,324,000	2,351,263
		9,344,540
Gold–0.02%
Coeur Mining, Inc., 6.88%, 04/01/2032(b)	270,000	279,897
Navoi Mining & Metallurgical Combinat (Uzbekistan), 6.95%, 10/17/2031(b)	600,000	635,570
		915,467
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Health Care Distributors–0.10%
Cardinal Health, Inc.,
4.50%, 09/15/2030	$209,000	$207,374
5.45%, 02/15/2034	11,000	11,250
5.15%, 09/15/2035	66,000	65,801
Cencora, Inc.,
3.95%, 02/13/2029(c)	3,129,000	3,084,745
4.25%, 11/15/2030	931,000	915,182
5.13%, 02/15/2034	10,000	10,054
McKesson Corp.,
4.25%, 09/15/2029	40,000	39,780
4.65%, 05/30/2030	399,000	400,489
4.95%, 05/30/2032(c)	298,000	301,690
		5,036,365
Health Care Equipment–0.25%
Abbott Laboratories,
3.70%, 03/09/2029	4,906,000	4,824,713
5.50%, 03/15/2056	1,653,000	1,614,739
5.60%, 03/15/2066	853,000	832,213
Augusta SpinCo Corp.,
4.40%, 03/23/2029	2,866,000	2,851,363
4.66%, 03/23/2031	1,253,000	1,246,134
4.95%, 03/23/2033	761,000	758,891
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031	197,000	197,541
Smith & Nephew PLC (United Kingdom),
5.15%, 03/20/2027	31,000	31,159
5.40%, 03/20/2034	23,000	23,340
Stryker Corp.,
4.25%, 09/11/2029	59,000	58,625
4.85%, 02/10/2030	82,000	82,918
		12,521,636
Health Care Facilities–0.03%
Adventist Health System, 5.76%, 12/01/2034	17,000	17,437
Ascension Health,
Series 2025, 4.29%, 11/15/2030	947,000	934,843
4.92%, 11/15/2035	222,000	220,480
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	11,000	6,445
Universal Health Services, Inc.,
4.63%, 10/15/2029	59,000	58,560
5.05%, 10/15/2034	66,000	63,654
UPMC,
5.04%, 05/15/2033	51,000	51,406
5.38%, 05/15/2043	4,000	3,761
		1,356,586
Health Care REITs–0.02%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	2,000	1,957
5.63%, 05/15/2054	4,000	3,768
Diversified Healthcare Trust, 4.38%, 03/01/2031	313,000	285,442
Healthpeak OP LLC, 5.38%, 02/15/2035	32,000	32,285
National Health Investors, Inc., 5.35%, 02/01/2033	146,000	145,149
Principal Amount		Value
Health Care REITs–(continued)
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	$272,000	$273,965
Ventas Realty L.P., 5.00%, 02/15/2036	135,000	132,532
		875,098
Health Care Services–0.36%
Cigna Group (The), 4.50%, 09/15/2030	446,000	444,540
CommonSpirit Health,
4.35%, 09/01/2030	353,000	346,388
5.32%, 12/01/2034	88,000	88,153
4.83%, 09/01/2035	266,000	258,339
4.98%, 09/01/2035	160,000	155,740
5.58%, 09/01/2045(c)	12,000	11,636
5.55%, 12/01/2054	8,000	7,546
5.66%, 09/01/2055	7,000	6,752
Community Health Systems, Inc., 6.00%, 01/15/2029(b)	150,000	148,639
CVS Health Corp.,
5.00%, 01/30/2029	11,000	11,129
5.25%, 01/30/2031	2,000	2,043
5.00%, 09/15/2032	109,000	109,670
5.45%, 09/15/2035(c)	145,000	146,817
6.75%, 12/10/2054(c)(f)	408,000	425,650
7.00%, 03/10/2055(f)	12,984,000	13,537,889
6.20%, 09/15/2055	59,000	59,938
6.25%, 09/15/2065	29,000	29,234
DaVita, Inc.,
4.63%, 06/01/2030(b)	150,000	145,832
6.88%, 09/01/2032(b)	3,000	3,109
6.75%, 07/15/2033(b)	135,000	139,635
HCA, Inc.,
5.00%, 03/01/2028	49,000	49,427
4.30%, 11/15/2030	190,000	186,266
5.45%, 09/15/2034	15,000	15,153
5.75%, 03/01/2035	77,000	79,276
5.90%, 06/01/2053	5,000	4,821
6.20%, 03/01/2055	6,000	6,032
Icon Investments Six DAC,
5.81%, 05/08/2027	788,000	794,473
5.85%, 05/08/2029	556,000	566,203
6.00%, 05/08/2034	340,000	347,536
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	103,000	101,858
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	2,000	1,241
Quest Diagnostics, Inc., 6.40%, 11/30/2033	8,000	8,700
		18,239,665
Health Care Supplies–0.24%
180 Medical, Inc. (United Kingdom), 5.30%, 10/08/2035(b)	505,000	492,390
Medline Borrower L.P., 3.88%, 04/01/2029(b)	2,216,000	2,157,790
Medline Borrower LP/Medline Co-Issuer, Inc.,
5.00%, 06/15/2031(b)	6,664,000	6,660,648
5.25%, 06/15/2033(b)(c)	3,036,000	3,038,878
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Health Care Supplies–(continued)
Solventum Corp.,
5.45%, 02/25/2027	$5,000	$5,032
5.40%, 03/01/2029	39,000	39,782
5.60%, 03/23/2034	37,000	37,964
		12,432,484
Heavy Electrical Equipment–0.03%
GE Vernova, Inc.,
4.25%, 02/04/2031	634,000	625,985
4.88%, 02/04/2036	724,000	713,877
5.50%, 02/04/2056	153,000	148,452
		1,488,314
Highways & Railtracks–0.02%
Burlington Northern Santa Fe LLC,
5.55%, 03/15/2056	19,000	18,566
5.80%, 03/15/2056	19,000	19,235
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	1,095,494	1,010,593
		1,048,394
Home Improvement Retail–0.02%
Home Depot, Inc. (The),
3.75%, 09/15/2028	534,000	529,655
4.90%, 04/15/2029	24,000	24,394
3.95%, 09/15/2030(c)	355,000	349,289
4.65%, 09/15/2035	104,000	101,405
Lowe’s Cos., Inc., 5.85%, 04/01/2063	5,000	4,907
		1,009,650
Homebuilding–0.01%
D.R. Horton, Inc., 5.00%, 10/15/2034	29,000	28,745
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028(b)	250,000	252,579
Toll Brothers Finance Corp., 5.60%, 06/15/2035	127,000	129,938
		411,262
Hotel & Resort REITs–0.02%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.25%, 08/15/2032	252,000	255,910
4.75%, 03/15/2033	761,000	746,307
5.75%, 07/15/2034	7,000	7,253
4.95%, 01/15/2035	26,000	25,463
		1,034,933
Hotels, Resorts & Cruise Lines–0.32%
A&K Travel Group Holdings Ltd. (United Kingdom), 7.50%, 05/15/2033(b)	1,361,000	1,380,842
Airbnb, Inc.,
4.40%, 03/16/2029(c)	870,000	868,618
4.65%, 03/16/2031(c)	706,000	706,198
5.25%, 03/16/2036	457,000	457,539
Carnival Corp.,
7.00%, 08/15/2029(b)	16,000	16,640
5.75%, 03/15/2030(b)	665,000	672,186
5.88%, 06/15/2031(b)	2,087,000	2,120,975
5.75%, 08/01/2032(b)	1,552,000	1,569,742
Principal Amount		Value
Hotels, Resorts & Cruise Lines–(continued)
Expedia Group, Inc.,
5.40%, 02/15/2035	$80,000	$79,606
5.50%, 04/15/2036	3,506,000	3,470,123
Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/2029(b)	481,000	488,599
3.75%, 05/01/2029(b)	500,000	484,023
6.13%, 04/01/2032(b)	90,000	91,805
5.75%, 09/15/2033(b)	331,000	334,102
Marriott International, Inc.,
4.20%, 07/15/2027	44,000	43,972
4.88%, 05/15/2029	9,000	9,096
4.80%, 03/15/2030	53,000	53,421
5.30%, 05/15/2034	9,000	9,124
5.35%, 03/15/2035	29,000	29,444
Marriott Ownership Resorts, Inc.,
4.50%, 06/15/2029(b)	289,000	278,951
6.50%, 10/01/2033(b)(c)	1,242,000	1,219,622
Royal Caribbean Cruises Ltd.,
6.25%, 03/15/2032(b)	59,000	60,276
6.00%, 02/01/2033(b)	302,000	306,230
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	1,763,000	1,761,358
		16,512,492
Household Appliances–0.00%
Whirlpool Corp., 6.13%, 06/15/2030	115,000	108,266
Housewares & Specialties–0.00%
Newell Brands, Inc., 6.38%, 05/15/2030(c)	27,000	26,664
Independent Power Producers & Energy Traders–0.18%
Emirates SembCorp Water & Power Co. PJSC (United Arab Emirates), 4.45%, 08/01/2035(b)	200,000	187,664
EnfraGen Energia Sur S.A.U./EnfraGen Chile S.p.A./EnfraGen Spain S.A.U. (Colombia), 8.50%, 06/30/2032(b)	300,000	310,440
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple (Mexico), 7.25%, 01/31/2041(b)	2,330,664	2,375,063
Vistra Corp., 7.00%(b)(f)(i)	2,914,000	2,937,872
VoltaGrid LLC, 7.38%, 11/01/2030(b)	3,407,000	3,549,378
		9,360,417
Industrial Conglomerates–0.26%
Eaton Corp.,
3.85%, 03/06/2028	5,861,000	5,818,717
3.95%, 03/06/2029	1,279,000	1,264,748
4.20%, 03/06/2031	1,032,000	1,016,014
4.50%, 03/06/2033	814,000	800,509
4.80%, 03/06/2036	500,000	492,105
5.45%, 03/06/2056(c)	1,535,000	1,511,771
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Industrial Conglomerates–(continued)
Siemens Funding B.V. (Germany),
4.35%, 05/26/2028(b)	$748,000	$750,523
4.60%, 05/28/2030(b)	704,000	707,475
4.90%, 05/28/2032(b)	511,000	519,226
5.20%, 05/28/2035(b)	329,000	336,203
5.90%, 05/28/2065(b)	20,000	20,574
		13,237,865
Industrial Machinery & Supplies & Components–0.31%
Enpro, Inc., 6.13%, 06/01/2033(b)	270,000	275,562
ESAB Corp.,
6.25%, 04/15/2029(b)	500,000	509,654
5.63%, 04/01/2031(b)	5,690,000	5,732,413
Flowserve Corp., 5.70%, 05/15/2036	595,000	599,286
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	32,000	32,268
5.40%, 08/14/2028	3,000	3,056
Nordson Corp.,
5.60%, 09/15/2028	6,000	6,126
5.80%, 09/15/2033	7,000	7,298
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	10,000	10,287
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	4,378,000	4,288,534
Weir Group, Inc. (United Kingdom), 5.35%, 05/06/2030(b)	566,000	573,445
Xylem, Inc.,
5.20%, 06/01/2033	2,330,000	2,365,745
5.45%, 06/01/2036	1,410,000	1,440,997
		15,844,671
Industrial REITs–0.00%
LXP Industrial Trust, 6.75%, 11/15/2028	3,000	3,128
Insurance Brokers–0.05%
Arthur J. Gallagher & Co.,
4.85%, 12/15/2029	20,000	20,176
5.00%, 02/15/2032	23,000	23,033
5.15%, 02/15/2035	22,000	21,854
6.75%, 02/15/2054	3,000	3,287
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	7,000	7,223
4.95%, 03/15/2036(c)	1,510,000	1,487,583
5.70%, 09/15/2053	3,000	2,970
Willis North America, Inc.,
4.55%, 03/15/2031	825,000	815,106
5.15%, 03/15/2036	233,000	228,368
		2,609,600
Integrated Oil & Gas–0.75%
Ecopetrol S.A. (Colombia), 7.75%, 02/01/2032	430,000	439,061
Eni S.p.A. (Italy),
5.50%, 05/15/2034(b)	322,000	328,640
5.25%, 05/18/2036(b)	2,886,000	2,860,699
Principal Amount		Value
Integrated Oil & Gas–(continued)
Occidental Petroleum Corp.,
6.45%, 09/15/2036	$7,000	$7,607
4.63%, 06/15/2045	6,000	5,001
4.40%, 04/15/2046	19,000	15,695
Petroleos Mexicanos (Mexico),
5.95%, 01/28/2031(c)	2,620,000	2,584,905
6.63%, 06/15/2035	135,000	130,076
SA Global Sukuk Ltd. (Saudi Arabia),
4.13%, 09/17/2030(b)	14,310,000	13,941,213
4.63%, 09/17/2035(b)	1,858,000	1,787,290
Saudi Arabian Oil Co. (Saudi Arabia),
4.00%, 02/02/2029(b)	6,633,000	6,544,972
4.75%, 06/02/2030(b)	6,469,000	6,448,713
5.38%, 06/02/2035(b)(c)	2,448,000	2,480,049
5.00%, 02/02/2036(b)(c)	428,000	418,933
		37,992,854
Integrated Telecommunication Services–2.15%
APLD ComputeCo LLC, 9.25%, 12/15/2030(b)	132,000	142,563
AT&T, Inc.,
5.40%, 02/15/2034	7,000	7,156
6.05%, 08/15/2056	43,000	42,522
6.20%, 10/30/2056	2,827,000	2,847,434
6.30%, 10/30/2066	2,109,000	2,119,388
Bell Canada (Canada),
6.88%, 09/15/2055(c)(f)	4,255,000	4,378,638
7.00%, 09/15/2055(c)(f)	2,281,000	2,357,400
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(f)	7,274,000	7,233,822
C&W Senior Finance Ltd. (Panama), 9.00%, 01/15/2033(b)	200,000	204,424
Cipher Compute LLC, 7.13%, 11/15/2030(b)	5,494,000	5,734,094
Core Scientific Finance I LLC, 7.75%, 05/15/2031(b)	427,000	436,905
Flash Compute LLC, 7.25%, 12/31/2030(b)	137,000	141,409
HUT 8 DC LLC, 6.19%, 11/15/2042(b)	1,170,000	1,184,406
Iliad Holding S.A.S. (France),
7.00%, 10/15/2028(b)	650,000	655,180
8.50%, 04/15/2031(b)	295,000	312,660
Level 3 Financing, Inc., 6.88%, 06/30/2033(b)	399,000	411,402
NTT Finance Corp. (Japan),
4.88%, 07/16/2030(b)	657,000	659,449
5.50%, 07/16/2035(b)	334,000	338,621
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 04/15/2036(b)	17,703,000	17,238,435
QTS Thunder Managing Issuer, LLC, 5.65%, 12/10/2030	29,395,000	29,418,078
Sitios Latinoamerica S.A.B. de C.V. (Brazil), 5.38%, 04/04/2032(b)	200,000	199,650
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031(b)	3,185,000	3,146,928
Telecom Argentina S.A. (Argentina), 9.25%, 05/28/2033(b)	800,000	852,110
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Integrated Telecommunication Services–(continued)
TELUS Corp. (Canada),
6.63%, 10/15/2055(f)	$1,127,000	$1,142,886
6.38%, 06/09/2056(c)(f)	3,260,000	3,260,420
6.63%, 06/09/2056(c)(f)	7,096,000	7,078,432
Turk Telekomunikasyon A.S. (Turkey),
7.38%, 05/20/2029(b)	700,000	715,497
6.95%, 10/07/2032(b)	500,000	493,891
Verizon Communications, Inc.,
5.25%, 04/02/2035	161,000	162,042
5.00%, 01/15/2036(c)	374,000	367,454
5.75%, 11/30/2045	170,000	167,757
5.88%, 11/30/2055	63,096	62,136
6.20%, 05/14/2056(f)	7,013,000	7,122,312
6.05%, 05/14/2058(f)	5,250,000	5,320,382
6.00%, 11/30/2065	66,000	65,036
WULF Compute LLC, 7.75%, 10/15/2030(b)(c)	2,822,000	2,966,896
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	590,000	617,903
		109,605,718
Interactive Media & Services–0.73%
Alphabet, Inc.,
4.10%, 02/15/2031(Acquired 02/09/2026; Cost $3,052,984)(c)(k)	2,710,000	2,674,434
4.38%, 11/15/2032(Acquired 11/03/2025; Cost $137,841)(k)	123,000	121,383
4.40%, 02/15/2033(Acquired 02/09/2026; Cost $3,402,426)(k)	3,027,000	2,978,978
4.70%, 11/15/2035(Acquired 11/03/2025; Cost $181,752)(k)	162,000	159,351
4.80%, 02/15/2036(Acquired 02/09/2026; Cost $1,246,440)(k)	1,104,000	1,092,061
5.35%, 11/15/2045(Acquired 11/03/2025; Cost $93,792)(k)	81,000	79,142
5.45%, 11/15/2055(Acquired 11/03/2025; Cost $60,597)(k)	55,000	53,153
5.65%, 02/15/2056(c)	813,000	808,781
5.30%, 05/15/2065(Acquired 04/28/2025; Cost $15,754)(k)	14,000	12,976
Discovery Global Holdings, Inc.,
4.05%, 03/15/2029	422,000	420,877
4.28%, 03/15/2032	152,000	134,324
Flutter Treasury DAC (United Kingdom), 5.88%, 06/04/2031(b)(c)	700,000	692,426
Principal Amount		Value
Interactive Media & Services–(continued)
Globo Comunicacao e Participacoes S.A. (Brazil), 5.50%, 01/14/2032(b)	$209,000	$206,868
Match Group Holdings II LLC, 6.13%, 09/15/2033(b)(c)	2,275,000	2,238,715
Meta Platforms, Inc.,
4.55%, 08/15/2031	26,000	25,967
4.88%, 05/15/2033(c)	5,324,000	5,310,262
4.75%, 08/15/2034	63,000	62,078
4.88%, 11/15/2035	875,000	855,261
5.25%, 05/15/2036	3,842,000	3,840,225
6.20%, 05/15/2046	3,615,000	3,657,020
5.40%, 08/15/2054	11,000	9,854
5.63%, 11/15/2055	178,000	164,245
6.30%, 05/15/2056	3,516,000	3,550,058
5.75%, 05/15/2063	5,000	4,591
5.55%, 08/15/2064	16,000	14,243
5.75%, 11/15/2065	288,000	264,151
6.45%, 05/15/2066	7,554,000	7,618,873
		37,050,297
Internet Services & Infrastructure–1.05%
Beignet Investor LLC, 6.58%, 05/30/2049(b)	36,256,000	37,395,381
CoreWeave, Inc.,
9.25%, 06/01/2030(b)(c)	4,018,000	4,102,228
9.00%, 02/01/2031(b)(c)	1,489,000	1,511,588
9.75%, 10/01/2031(b)(c)	2,966,000	3,060,995
Edged Compute LLC, 7.50%, 04/30/2031(b)(c)	7,549,000	7,575,059
		53,645,251
Investment Banking & Brokerage–1.55%
Charles Schwab Corp. (The),
4.74%, 05/21/2030(c)(f)	5,151,000	5,179,173
4.34%, 11/14/2031(c)(f)	2,096,000	2,065,285
4.91%, 11/14/2036(f)	593,000	577,194
5.49%, 05/21/2037(f)	4,450,000	4,514,714
Series K, 5.00%(f)(i)	7,000	7,006
Series L, 6.10%(f)(i)	3,547,000	3,553,016
Goldman Sachs Group, Inc. (The),
4.92% (SOFR + 1.29%), 04/23/2028(e)	192,000	193,350
4.15%, 01/21/2029(f)	2,397,000	2,380,758
4.59%, 04/20/2030(c)(f)	1,696,000	1,690,607
5.73%, 04/25/2030(f)	31,000	31,855
5.05%, 07/23/2030(f)	49,000	49,462
4.69%, 10/23/2030(f)	61,000	60,915
5.21%, 01/28/2031(f)	81,000	82,093
5.22%, 04/23/2031(f)	343,000	348,084
4.37%, 10/21/2031(f)	1,583,000	1,551,889
4.97%, 06/03/2032(f)	5,085,000	5,098,093
5.09%, 04/20/2034(f)	2,704,000	2,699,118
5.85%, 04/25/2035(f)	10,000	10,414
5.33%, 07/23/2035(f)	9,000	9,061
5.54%, 01/28/2036(f)	18,000	18,320
4.94%, 10/21/2036(f)	292,000	283,714
5.43%, 06/03/2037(f)	8,240,000	8,286,725
5.39%, 02/02/2041(f)	2,091,000	2,039,982
5.73%, 01/28/2056(f)	12,000	11,852
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Investment Banking & Brokerage–(continued)
Series V, 4.13%(c)(f)(i)	$1,246,000	$1,239,675
Series W, 7.50%(c)(f)(i)	6,620,000	6,970,311
Series X, 7.50%(c)(f)(i)	7,647,000	8,026,008
Morgan Stanley,
5.12%, 02/01/2029(f)	4,000	4,036
4.99%, 04/12/2029(f)	85,000	85,655
5.16%, 04/20/2029(f)	15,000	15,157
5.45%, 07/20/2029(f)	13,000	13,230
6.41%, 11/01/2029(f)	19,000	19,758
4.24%, 01/09/2030(f)	3,039,000	3,005,954
5.17%, 01/16/2030(f)	18,000	18,223
5.04%, 07/19/2030(f)	38,000	38,354
4.65%, 10/18/2030(f)	87,000	86,707
5.19%, 04/17/2031(f)	247,000	250,694
4.49%, 01/16/2032(f)	2,415,000	2,376,852
4.71%, 03/12/2032(f)	4,339,000	4,300,212
4.81%, 04/16/2032(f)	2,807,000	2,795,667
5.25%, 04/21/2034(f)	8,000	8,082
5.42%, 07/21/2034(f)	9,000	9,176
5.47%, 01/18/2035(f)	10,000	10,199
5.83%, 04/19/2035(f)	10,000	10,407
5.32%, 07/19/2035(f)	10,000	10,103
5.59%, 01/18/2036(f)	10,000	10,257
5.66%, 04/17/2036(f)	10,000	10,295
5.07%, 01/30/2037(c)(f)	533,000	522,128
5.30%, 04/10/2037(f)	3,224,000	3,216,504
5.95%, 01/19/2038(f)	3,000	3,105
5.31%, 01/18/2041(c)(f)	401,000	391,835
5.90%, 03/13/2047(f)	1,976,000	2,006,545
Series I, 4.36%, 10/22/2031(f)	1,651,000	1,620,542
4.89%, 10/22/2036(f)	29,000	28,151
Nomura Holdings, Inc. (Japan),
4.90%, 07/01/2030	572,000	572,495
5.49%, 06/29/2035(c)	521,000	531,470
Raymond James Financial, Inc., 4.90%, 09/11/2035	197,000	191,995
		79,142,462
IT Consulting & Other Services–0.12%
International Business Machines Corp.,
4.65%, 02/10/2028	315,000	316,774
4.80%, 02/10/2030	647,000	652,866
4.30%, 02/03/2031	2,942,000	2,899,669
5.20%, 02/10/2035(c)	475,000	479,966
4.95%, 02/03/2036(c)	834,000	818,712
5.70%, 02/10/2055	279,000	268,199
5.80%, 02/03/2056(c)	467,000	456,498
		5,892,684
Leisure Products–0.09%
Brunswick Corp., 5.85%, 03/18/2029	23,000	23,599
Hasbro, Inc., 4.65%, 03/12/2031	929,000	919,390
Viking Cruises Ltd.,
7.00%, 02/15/2029(b)	832,000	837,667
5.88%, 10/15/2033(b)	3,050,000	3,057,921
		4,838,577
Principal Amount		Value
Life & Health Insurance–1.30%
200 Park Funding Trust, 5.74%, 02/15/2055(b)	$166,000	$163,459
AEGON Funding Co. LLC, 5.63%, 05/07/2036(c)	2,367,000	2,363,364
American National Global Funding, 5.55%, 01/28/2030(b)	51,000	51,798
American National Group, Inc., 6.00%, 07/15/2035(c)	154,000	152,862
Athene Global Funding, 5.58%, 01/09/2029(b)	48,000	48,705
Constellation Global Funding, 4.85%, 10/22/2030(b)(c)	1,073,000	1,052,294
Corebridge Global Funding,
5.90%, 09/19/2028(b)	16,000	16,443
5.20%, 01/12/2029(b)	32,000	32,424
4.80%, 05/29/2029(b)	3,634,000	3,638,502
5.20%, 06/24/2029(b)	46,000	46,610
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 6.20%(b)(c)(f)(i)	762,000	781,650
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	4,441,000	4,432,639
GA Global Funding Trust,
5.50%, 01/08/2029(b)	470,000	475,445
4.50%, 09/18/2030(b)	1,628,000	1,574,727
Grand River Funding Trust I, 6.31%, 02/15/2036(b)(c)	2,421,000	2,425,030
Grand River Funding Trust II, 7.28%, 02/15/2056(b)	1,548,000	1,623,970
High Street Funding Trust III, 5.81%, 02/15/2055(b)	105,000	103,487
Lincoln Financial Global Funding,
4.63%, 05/28/2028(b)	210,000	210,266
4.63%, 08/18/2030(b)	215,000	212,915
4.95%, 05/21/2031(b)	2,137,000	2,132,512
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(j)	27,101,000	24,472,203
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	764,000	761,522
MetLife, Inc.,
5.25%, 01/15/2054	4,000	3,767
Series G, 6.35%, 03/15/2055(f)	85,000	87,462
Nippon Life Insurance Co. (Japan),
5.95%, 04/16/2054(b)(f)	595,000	605,359
6.50%, 04/30/2055(b)(c)(f)	342,000	360,557
Northwestern Mutual Global Funding, 4.74%, 06/30/2031(b)	3,279,000	3,288,574
Northwestern Mutual Life Insurance Co. (The), 6.05%, 06/30/2056(b)	4,450,000	4,548,439
Pricoa Global Funding I, 4.65%, 08/27/2031(b)	401,000	399,350
Principal Financial Group, Inc., 5.30%, 01/15/2037	4,080,000	4,080,101
Protective Life Corp.,
4.70%, 01/15/2031(b)	818,000	808,235
5.35%, 12/15/2035(b)	455,000	449,637
Protective Life Global Funding, 4.83%, 04/14/2031(b)(c)	3,296,000	3,285,383
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Life & Health Insurance–(continued)
Prudential Financial, Inc., 5.20%, 03/14/2035(c)	$176,000	$177,130
Sagicor Financial Co. Ltd. (Canada), 5.30%, 05/13/2028(b)	1,000,000	1,000,435
Wynnton Funding Trust, 5.25%, 08/15/2035(b)	482,000	479,168
		66,346,424
Life Sciences Tools & Services–0.04%
Thermo Fisher Scientific, Inc.,
4.22%, 02/12/2031	724,000	713,725
4.55%, 06/15/2033	697,000	687,230
4.90%, 02/12/2036	708,000	699,469
		2,100,424
Managed Health Care–0.01%
Centene Corp., 2.50%, 03/01/2031	325,000	283,299
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	6,000	4,422
3.00%, 06/01/2051	4,000	2,589
UnitedHealth Group, Inc.,
5.25%, 02/15/2028	8,000	8,129
5.30%, 02/15/2030	10,000	10,248
5.35%, 02/15/2033	9,000	9,265
5.63%, 07/15/2054	3,000	2,915
5.75%, 07/15/2064	1,000	973
		321,840
Marine Transportation–0.08%
A.P. Moller - Maersk A/S, 5.88%, 09/14/2033(b)	7,000	7,345
NCL Corp. Ltd.,
5.88%, 01/15/2031(b)(c)	2,155,000	2,084,246
6.75%, 02/01/2032(b)	65,000	64,477
6.25%, 09/15/2033(b)(c)	2,057,000	1,973,728
		4,129,796
Metal, Glass & Plastic Containers–0.02%
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030	728,000	740,663
5.44%, 04/03/2034	512,000	520,919
		1,261,582
Mortgage REITs–0.00%
Blackstone Mortgage Trust, Inc., 6.25%, 06/01/2031(b)	122,000	120,082
Rithm Capital Corp., 8.50%, 06/01/2031(b)	132,000	131,929
		252,011
Movies & Entertainment–0.01%
Netflix, Inc., 5.40%, 08/15/2054	2,000	1,947
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)	280,000	267,750
		269,697
Principal Amount		Value
Multi-Family Residential REITs–0.00%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	$14,000	$14,449
ERP Operating L.P., 4.95%, 06/15/2032	106,000	106,916
Essex Portfolio L.P., 5.50%, 04/01/2034	8,000	8,156
Mid-America Apartments L.P., 5.30%, 02/15/2032	53,000	54,559
UDR, Inc., 5.13%, 09/01/2034	17,000	16,978
		201,058
Multi-line Insurance–0.15%
Allianz SE (Germany), 6.50%(b)(f)(i)	1,400,000	1,407,603
American International Group, Inc., 4.85%, 05/07/2030	74,000	74,695
Guardian Life Global Funding, 4.81%, 06/01/2031(b)	5,609,000	5,625,376
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	521,000	527,535
		7,635,209
Multi-Utilities–0.36%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	21,000	21,001
Ameren Illinois Co., 4.95%, 06/01/2033	7,000	7,052
Black Hills Corp., 6.15%, 05/15/2034	15,000	15,855
CenterPoint Energy, Inc.,
Conv., 3.00%, 08/01/2028(b)	8,443,000	8,810,270
5.95%, 04/01/2056(c)(f)	560,000	560,228
Dominion Energy, Inc.,
5.38%, 11/15/2032	9,000	9,236
6.00%, 02/15/2056(f)	874,000	879,257
6.20%, 02/15/2056(f)	236,000	237,639
DTE Electric Co.,
5.20%, 03/01/2034	10,000	10,237
5.85%, 05/15/2055	4,000	4,066
DTE Energy Co.,
4.95%, 07/01/2027	25,000	25,174
5.85%, 06/01/2034	6,000	6,292
ENGIE S.A. (France),
5.25%, 04/10/2029(b)	527,000	536,886
5.63%, 04/10/2034(b)	399,000	412,014
5.88%, 04/10/2054(b)	9,000	8,884
NiSource, Inc.,
5.25%, 03/30/2028	8,000	8,113
4.75%, 05/18/2031(c)	912,000	911,718
5.35%, 04/01/2034	19,000	19,402
5.30%, 05/18/2036	1,455,000	1,456,185
5.85%, 04/01/2055	10,000	9,908
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	4,000	4,117
Sempra,
5.25%, 03/15/2036	1,113,000	1,100,462
6.88%, 10/01/2054(f)	59,000	60,292
6.38%, 04/01/2056(f)	537,000	543,593
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Multi-Utilities–(continued)
WEC Energy Group, Inc.,
5.15%, 10/01/2027	$7,000	$7,066
4.75%, 01/15/2028	2,547,000	2,560,014
		18,224,961
Office REITs–0.15%
Boston Properties L.P., Conv., 2.00%, 10/01/2030(b)	5,066,000	4,784,837
COPT Defense Properties L.P., 4.50%, 10/15/2030	162,000	159,191
Cousins Properties L.P.,
5.38%, 02/15/2032	32,000	32,507
4.88%, 03/01/2033	1,417,000	1,380,471
5.88%, 10/01/2034	34,000	34,824
Piedmont Operating Partnership L.P.,
6.88%, 07/15/2029	47,000	49,418
5.63%, 01/15/2033	971,000	963,561
		7,404,809
Oil & Gas Drilling–0.01%
Borr IHC Ltd. / Borr Finance LLC (Mexico), 8.75%, 01/15/2032(b)	200,000	201,640
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	259,000	270,248
Transocean International Ltd., 7.88%, 10/15/2032(b)	274,000	292,479
		764,367
Oil & Gas Equipment & Services–0.19%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
4.05%, 03/11/2029(c)	1,405,000	1,392,422
4.35%, 06/15/2031	2,196,000	2,160,841
Bristow Group, Inc., 6.75%, 02/01/2033(b)	5,215,000	5,271,567
Solaris Energy Infrastructure, LLC, 6.38%, 05/15/2031(b)	281,000	285,532
Tidewater, Inc., 9.13%, 07/15/2030(b)	377,000	406,227
		9,516,589
Oil & Gas Exploration & Production–0.24%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	189,000	197,222
Azule Energy Finance PLC (Angola),
8.13%, 01/23/2030(b)	330,000	337,342
8.25%, 01/22/2031(b)	371,000	378,668
Caturus Energy LLC,
8.50%, 02/15/2030(b)	389,000	407,634
7.13%, 05/15/2031(b)	62,000	62,000
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	260,000	255,649
ConocoPhillips Co., 5.70%, 09/15/2063	2,000	1,952
Diamondback Energy, Inc.,
5.20%, 04/18/2027	28,000	28,230
5.15%, 01/30/2030	32,000	32,661
5.90%, 04/18/2064	3,000	2,972
Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
EOG Resources, Inc.,
4.40%, 07/15/2028	$91,000	$91,112
5.35%, 01/15/2036	71,000	72,174
5.95%, 07/15/2055	12,000	12,313
Expand Energy Corp., 5.38%, 03/15/2030	24,000	24,220
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(b)	558,000	555,059
6.88%, 05/15/2034(b)	73,000	73,085
7.25%, 02/15/2035(b)	263,000	267,002
Infinity Natural Resources LLC, 7.63%, 04/01/2031(b)	278,000	280,985
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	7,487,000	7,289,297
Var Energi ASA (Norway), 5.88%, 05/22/2030(b)	651,000	673,186
Vista Energy Argentina S.A.U. (Argentina), 8.50%, 06/10/2033(b)	1,000,000	1,066,250
Woodside Finance Ltd. (Australia), 5.70%, 05/19/2032	48,000	49,723
		12,158,736
Oil & Gas Refining & Marketing–0.26%
CVR Energy, Inc., 7.50%, 02/15/2031(b)	277,000	280,298
Empresa Nacional del Petroleo (Chile), 5.95%, 07/30/2034(b)	2,578,000	2,649,589
ORLEN S.A. (Poland), 6.00%, 01/30/2035(b)	800,000	829,633
Raizen Fuels Finance S.A. (Brazil),
6.25%, 07/08/2032(b)	400,000	230,000
6.70%, 02/25/2037(b)	270,000	154,406
Sunoco L.P.,
5.63%, 03/15/2031(b)	2,510,000	2,514,229
6.25%, 07/01/2033(b)	275,000	279,847
5.88%, 03/15/2034(b)	3,302,000	3,284,257
7.88%(b)(f)(i)	3,111,000	3,251,731
		13,473,990
Oil & Gas Storage & Transportation–1.52%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
6.63%, 02/01/2032(b)	379,000	386,881
5.75%, 10/15/2033(b)	5,923,000	5,864,684
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	8,000	8,395
Cheniere Energy Partners, L.P.,
5.35%, 11/30/2036(b)	4,890,000	4,892,269
6.05%, 11/30/2056(b)	2,742,000	2,772,616
Cheniere Energy, Inc., 5.20%, 07/30/2036(b)	685,000	675,146
Columbia Pipelines Holding Co. LLC,
6.06%, 08/15/2026(b)	4,000	4,008
5.10%, 10/01/2031(b)	42,000	42,283
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	10,000	9,530
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	$4,000	$3,826
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	9,000	9,360
5.45%, 03/27/2036	3,634,000	3,683,907
7.63%, 01/15/2083(f)	11,000	12,030
Series NC5, 8.25%, 01/15/2084(f)	6,000	6,347
Energy Transfer L.P.,
6.10%, 12/01/2028	7,000	7,253
6.40%, 12/01/2030	2,000	2,131
4.55%, 01/15/2031	1,231,000	1,220,038
5.55%, 05/15/2034	11,000	11,248
5.35%, 01/15/2036	315,000	314,507
5.95%, 05/15/2054	6,000	5,796
8.00%, 05/15/2054(f)	3,155,000	3,363,265
6.05%, 09/01/2054	7,000	6,829
7.13%, 10/01/2054(f)	11,150,000	11,508,985
6.30%, 01/15/2056	12,000	12,127
6.50%, 02/15/2056(f)	10,270,000	10,362,892
Enterprise Products Operating LLC,
4.30%, 06/20/2028	238,000	237,889
4.60%, 01/15/2031	1,185,000	1,184,840
Esentia Energy Development SAB de CV (Mexico), 6.13%, 07/30/2033(b)	205,000	205,205
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	256,000	271,248
Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035(b)	102,000	105,434
Genesis Energy L.P./Genesis Energy Finance Corp., 8.88%, 04/15/2030	384,000	402,121
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	275,000	279,822
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
5.85%, 02/23/2036(b)	5,540,000	5,660,952
6.13%, 02/23/2038(b)	2,540,000	2,626,174
6.51%, 02/23/2042(b)	5,385,000	5,714,627
6.10%, 08/23/2042(b)	3,366,000	3,446,869
Gulfstream Natural Gas System L.L.C., 5.60%, 07/23/2035(b)	164,000	167,462
Kinder Morgan, Inc.,
5.15%, 06/01/2030	154,000	157,318
4.80%, 02/01/2033	7,000	6,958
5.20%, 06/01/2033	9,000	9,161
5.85%, 06/01/2035(c)	39,000	40,913
MPLX L.P.,
4.80%, 02/15/2031(c)	691,000	690,788
5.00%, 01/15/2033	316,000	314,897
5.40%, 09/15/2035	290,000	290,605
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	282,000	296,486
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	4,000	3,842
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	$83,000	$84,482
ONEOK, Inc., 6.63%, 09/01/2053	4,000	4,194
South Bow Canadian Infrastructure Holdings Ltd. (Canada), 7.63%, 03/01/2055(f)	2,595,000	2,713,114
South Bow USA Infrastructure Holdings LLC (Canada),
4.91%, 09/01/2027	29,000	29,120
5.03%, 10/01/2029	90,000	90,619
5.58%, 10/01/2034	57,000	56,971
6.18%, 10/01/2054	9,000	8,708
Southern Co. Gas Capital Corp.,
Series A, 4.05%, 09/15/2028	103,000	102,363
5.75%, 09/15/2033	6,000	6,251
Series B, 5.10%, 09/15/2035	59,000	58,634
Sunoco L.P./Sunoco Finance Corp., 4.50%, 04/30/2030	234,000	227,430
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	311,000	322,081
Targa Resources Corp., 5.50%, 02/15/2035	4,000	4,067
TMS Issuer S.a.r.l. (Saudi Arabia), 5.78%, 08/23/2032(b)	220,000	226,383
TransCanada Pipelines Ltd. (Canada),
6.13%, 10/17/2056(c)(f)	920,000	927,469
6.38%, 10/17/2056(f)	502,000	507,181
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)	1,331,000	1,449,659
8.38%, 06/01/2031(b)	26,000	27,069
9.88%, 02/01/2032(b)	191,000	204,318
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/2030(b)	115,000	118,178
7.50%, 05/01/2033(b)	584,000	644,805
6.50%, 01/15/2034(b)	349,000	365,094
7.75%, 05/01/2035(b)	375,000	421,181
6.75%, 01/15/2036(b)	258,000	273,785
Western Midstream Operating L.P.,
4.80%, 03/01/2031	790,000	784,770
6.15%, 04/01/2033	8,000	8,415
5.45%, 11/15/2034	29,000	29,062
5.50%, 12/15/2035	259,000	258,073
Williams Cos., Inc. (The),
5.30%, 08/15/2028	34,000	34,623
4.80%, 11/15/2029	57,000	57,476
5.65%, 03/15/2033	10,000	10,341
5.15%, 03/15/2034	7,000	7,023
5.80%, 11/15/2054	4,000	3,923
6.00%, 03/15/2055	6,000	6,032
		77,372,858
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Other Specialized REITs–0.02%
Iron Mountain, Inc.,
7.00%, 02/15/2029(b)	$500,000	$510,750
4.88%, 09/15/2029(b)	500,000	491,518
6.25%, 01/15/2033(b)	34,000	34,555
		1,036,823
Other Specialty Retail–0.01%
Bath & Body Works, Inc., 6.63%, 10/01/2030(b)	270,000	274,981
Michaels Companies, Inc. (The), 8.50%, 03/15/2033(b)	285,000	278,497
SGUS LLC, 11.00%, 12/15/2029(b)(d)	67,020	10,388
Tractor Supply Co., 5.25%, 05/15/2033	3,000	3,020
VSP Optical Group, Inc., 5.45%, 12/01/2035(b)	128,000	126,908
		693,794
Packaged Foods & Meats–0.19%
Campbell’s Co. (The),
5.20%, 03/21/2029	13,000	13,126
5.40%, 03/21/2034	12,000	11,655
5.25%, 10/13/2054	6,000	5,017
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
6.25%, 03/01/2056	76,000	74,420
6.38%, 04/15/2066	33,000	32,293
Mars, Inc.,
4.60%, 03/01/2028(b)	220,000	221,175
4.80%, 03/01/2030(b)	91,000	91,672
5.00%, 03/01/2032(b)	119,000	120,276
5.20%, 03/01/2035(b)	151,000	152,068
5.65%, 05/01/2045(b)	8,000	7,937
5.70%, 05/01/2055(b)	8,000	7,897
5.80%, 05/01/2065(b)	7,000	6,954
McCormick & Co., Inc.,
4.15%, 02/15/2029	628,000	622,383
4.70%, 10/15/2034	42,000	40,516
Minerva Luxembourg S.A. (Brazil), 7.50%, 04/22/2036(b)	8,685,000	8,352,799
Post Holdings, Inc., 6.25%, 10/15/2034(b)	52,000	51,595
		9,811,783
Paper & Plastic Packaging Products & Materials–0.03%
Cascades, Inc./Cascades USA, Inc. (Canada), 6.75%, 07/15/2030(b)	191,000	194,304
Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/2030(b)(c)	472,000	453,907
6.75%, 04/15/2032(b)	139,000	133,743
SAN Miguel Industrias Pet S.A./NG PET R&P Latin America S.A. (Peru), 3.75%, 08/02/2028(b)	702,000	674,482
		1,456,436
Paper Products–0.01%
Inversiones CMPC S.A. (Chile), 6.13%, 02/26/2034(b)	225,000	224,207
Principal Amount		Value
Paper Products–(continued)
Magnera Corp., 7.25%, 11/15/2031(b)(c)	$182,000	$175,945
		400,152
Passenger Airlines–0.43%
American Airlines Pass-Through Trust,
Series 2021-1, Class A, 2.88%, 07/11/2034	2,437	2,180
Series B, 5.65%, 11/11/2034	514,000	509,525
5.75%, 05/10/2035	2,082,000	2,076,675
Series A, 4.90%, 05/11/2038	826,000	802,782
5.25%, 11/10/2038	9,122,000	9,106,650
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	826,000	825,628
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)	54,000	53,535
5.31%, 10/20/2031(b)	51,000	50,119
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	22,682	20,794
Delta Air Lines, Inc.,
4.95%, 07/10/2028	223,000	224,134
5.25%, 07/10/2030	157,000	158,828
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(b)	19,497	19,517
United Airlines Holdings, Inc.,
4.88%, 03/01/2029(c)	6,819,000	6,745,812
5.38%, 03/01/2031(c)	1,229,000	1,217,038
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	5,290	5,371
Series 24-A, 5.88%, 02/15/2037	43,228	43,474
Series AA, 5.45%, 02/15/2037	43,228	44,398
		21,906,460
Passenger Ground Transportation–0.02%
Hertz Corp. (The), 12.63%, 07/15/2029(b)	30,000	27,348
Uber Technologies, Inc.,
4.30%, 01/15/2030	111,000	109,917
4.15%, 01/15/2031	629,000	615,651
4.80%, 09/15/2035	69,000	67,234
		820,150
Personal Care Products–0.01%
Opal Bidco SAS (France), 6.50%, 03/31/2032(b)	260,000	265,084
Pharmaceuticals–0.89%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	185,000	189,581
AstraZeneca Finance LLC (United Kingdom),
4.85%, 02/26/2029	19,000	19,264
4.90%, 02/26/2031	19,000	19,312
Bristol-Myers Squibb Co., 5.90%, 11/15/2033	6,000	6,412
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Pharmaceuticals–(continued)
Eli Lilly and Co.,
3.99% (SOFR + 0.35%), 05/20/2028(e)	$7,748,000	$7,753,555
4.70%, 02/09/2034	6,000	5,982
5.00%, 02/09/2054	2,000	1,846
5.55%, 10/15/2055	7,000	7,002
5.10%, 02/09/2064	3,000	2,734
5.20%, 08/14/2064	3,000	2,778
5.65%, 10/15/2065	10,000	9,967
EMD Finance LLC (Germany),
4.13%, 08/15/2028(b)	453,000	449,507
4.38%, 10/15/2030(b)	3,940,000	3,892,155
4.63%, 10/15/2032(b)	626,000	617,843
Merck & Co., Inc.,
4.15%, 03/15/2031(c)	2,371,000	2,333,330
4.65%, 05/22/2031	2,861,000	2,875,562
4.45%, 12/04/2032	533,000	525,880
4.95%, 05/22/2033	2,618,000	2,642,633
4.75%, 12/04/2035	306,000	300,508
5.20%, 05/22/2036	4,361,000	4,417,510
5.75%, 05/22/2046	4,504,000	4,590,369
5.85%, 05/22/2056	1,728,000	1,774,424
5.15%, 05/17/2063	1,000	910
5.70%, 12/04/2065	39,000	38,540
Novartis Capital Corp.,
4.10%, 11/05/2030	1,636,000	1,610,229
4.40%, 03/18/2031	1,255,000	1,249,213
4.60%, 03/18/2033	1,368,000	1,359,012
4.20%, 09/18/2034	75,000	72,343
4.90%, 03/18/2036	1,166,000	1,161,880
5.60%, 03/18/2046	273,000	276,515
4.70%, 09/18/2054	5,000	4,414
Pfizer, Inc.,
4.20%, 11/15/2030(c)	1,229,000	1,217,983
4.50%, 11/15/2032(c)	1,378,000	1,361,953
5.60%, 11/15/2055	56,000	55,588
5.70%, 11/15/2065	61,000	59,901
Takeda U.S. Financing, Inc.,
5.20%, 07/07/2035	651,000	652,783
5.90%, 07/07/2055	260,000	261,331
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), 6.00%, 12/01/2032(c)	2,790,000	2,899,750
Zoetis, Inc., 4.15%, 08/17/2028	627,000	623,569
		45,344,068
Property & Casualty Insurance–0.15%
Asurion LLC and Asurion Co-Issuer, Inc.,
8.00%, 12/31/2032(b)	276,000	288,000
8.38%, 02/01/2034(b)	1,988,000	1,944,446
Chubb INA Holdings LLC, 5.30%, 05/20/2036(c)	2,461,000	2,496,771
CNA Financial Corp., 5.20%, 08/15/2035	266,000	262,346
Fairfax Financial Holdings Ltd. (Canada), 6.10%, 03/15/2055	8,000	8,046
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035	75,000	75,619
Principal Amount		Value
Property & Casualty Insurance–(continued)
Sompo Holdings, Inc. (Japan), 5.41%, 04/22/2037(b)(f)	$2,421,000	$2,388,087
Travelers Cos., Inc. (The),
5.05%, 07/24/2035	36,000	36,044
5.70%, 07/24/2055	9,000	9,103
		7,508,462
Rail Transportation–0.04%
Canadian Pacific Railway Co. (Canada),
4.00%, 03/15/2029	1,176,000	1,162,524
5.20%, 03/30/2035	66,000	66,950
5.50%, 03/15/2056	305,000	294,524
Norfolk Southern Corp.,
5.05%, 08/01/2030	4,000	4,073
5.55%, 03/15/2034	4,000	4,165
5.95%, 03/15/2064	2,000	2,035
TTX Co., 5.05%, 11/15/2034(b)	473,000	474,465
Union Pacific Corp., 5.15%, 01/20/2063	5,000	4,582
		2,013,318
Real Estate Development–0.01%
Essential Properties L.P., 5.40%, 12/01/2035	52,000	51,514
Prologis Targeted U.S. Logistics Fund L.P.,
4.25%, 01/15/2031(b)	443,000	433,780
4.75%, 01/15/2036(b)	235,000	226,187
		711,481
Regional Banks–0.35%
Citizens Financial Group, Inc.,
5.30%, 01/29/2036(f)	284,000	281,399
5.64%, 05/21/2037(f)	3,000	3,018
CoBank, ACB, Series N, 6.75%(f)(i)	2,321,000	2,339,463
Huntington Bancshares, Inc.,
4.62%, 01/28/2032(f)	3,524,000	3,476,238
5.61%, 01/28/2041(f)	682,000	668,288
M&T Bank Corp., 5.30%, 04/18/2036(f)	4,993,000	4,952,571
Pinnacle Financial Partners, Inc.,
6.17%, 11/01/2030(f)	39,000	40,039
5.60%, 05/19/2032(f)	2,126,000	2,137,172
Regions Financial Corp., 5.72%, 06/06/2030(f)	37,000	37,979
Truist Financial Corp., 4.60%, 01/27/2032(f)	1,509,000	1,492,043
Zions Bancorp. N.A., 6.82%, 11/19/2035(f)	555,000	577,487
Zions Bancorporation N.A.,
4.70%, 08/18/2028(f)	809,000	809,367
4.48%, 02/09/2029(f)	927,000	920,952
		17,736,016
Reinsurance–0.16%
Argentum Netherlands B.V. for Swiss Re Ltd. (Switzerland), 5.63%, 08/15/2052(b)(f)	5,617,000	5,655,260
Fortitude Global Funding, 4.63%, 10/06/2028(b)	920,000	911,712
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Reinsurance–(continued)
Fortitude Group Holdings LLC, 6.25%, 04/01/2030(b)	$58,000	$59,452
Reinsurance Group of America, Inc., 6.38%, 09/15/2056(f)	380,000	375,076
RGA Global Funding, 5.00%, 08/25/2032(b)(c)	1,094,000	1,088,603
		8,090,103
Renewable Electricity–0.31%
Idaho Power Co., 5.20%, 08/15/2034	23,000	23,269
Puget Energy, Inc.,
7.00%, 09/15/2056(b)(f)	7,576,000	7,654,496
7.25%, 09/15/2056(b)(f)	7,361,000	7,448,949
Southern Power Co.,
Series A, 4.25%, 10/01/2030(c)	429,000	423,329
Series B, 4.90%, 10/01/2035	161,000	157,081
		15,707,124
Research & Consulting Services–0.02%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	158,000	144,808
Verisk Analytics, Inc., 4.45%, 03/15/2031	929,000	914,029
		1,058,837
Restaurants–0.13%
Arcos Dorados B.V. (Brazil),
6.13%, 05/27/2029(b)	322,000	329,146
6.38%, 01/29/2032(b)(c)	3,510,000	3,639,870
McDonald’s Corp.,
4.80%, 08/14/2028	42,000	42,420
4.60%, 05/15/2030	113,000	113,764
4.40%, 02/12/2031(c)	976,000	972,195
4.95%, 08/14/2033	26,000	26,402
4.95%, 03/03/2035	116,000	115,659
5.00%, 02/13/2036(c)	279,000	278,657
New Red Finance, Inc. (Canada), 5.63%, 09/15/2029(b)	724,000	730,308
Yum! Brands, Inc., 4.75%, 01/15/2030(b)	500,000	493,274
		6,741,695
Retail REITs–0.04%
Agree L.P., 5.63%, 06/15/2034	12,000	12,374
Brixmor Operating Partnership L.P.,
4.85%, 02/15/2033	187,000	184,146
5.75%, 02/15/2035	6,000	6,221
Kimco Realty OP LLC,
4.85%, 03/01/2035	14,000	13,779
5.30%, 02/01/2036	157,000	159,539
Kite Realty Group L.P.,
4.95%, 12/15/2031	31,000	30,965
5.50%, 03/01/2034	4,000	4,067
NNN REIT, Inc.,
5.60%, 10/15/2033	7,000	7,213
5.50%, 06/15/2034	8,000	8,173
Principal Amount		Value
Retail REITs–(continued)
Realty Income Corp.,
5.63%, 10/13/2032	$2,000	$2,085
4.50%, 02/01/2033	692,000	675,753
5.13%, 04/15/2035	29,000	29,045
Regency Centers L.P.,
5.00%, 07/15/2032	99,000	100,017
4.50%, 03/15/2033	774,000	755,409
5.25%, 01/15/2034	9,000	9,125
5.10%, 01/15/2035	11,000	11,025
Simon Property Group L.P., 4.75%, 09/26/2034	87,000	85,166
		2,094,102
Security & Alarm Services–0.07%
Brink’s Co. (The),
4.63%, 10/15/2027(b)	3,180,000	3,166,319
6.50%, 06/15/2029(b)	500,000	512,730
		3,679,049
Self-Storage REITs–0.04%
Americold Realty Operating Partnership L.P.,
5.60%, 05/15/2032	150,000	150,980
5.41%, 09/12/2034	44,000	42,888
Extra Space Storage L.P.,
5.70%, 04/01/2028	2,000	2,041
4.95%, 01/15/2033	265,000	262,914
5.40%, 02/01/2034	14,000	14,168
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	14,000	13,856
Prologis L.P.,
4.88%, 06/15/2028	8,000	8,087
4.75%, 01/15/2031(c)	272,000	274,272
5.13%, 01/15/2034	6,000	6,068
5.00%, 03/15/2034	31,000	30,999
5.00%, 01/31/2035	34,000	33,907
5.25%, 05/15/2035	68,000	68,954
5.25%, 03/15/2054	5,000	4,727
Public Storage Operating Co.,
5.00%, 12/15/2035(c)	957,000	948,144
5.35%, 08/01/2053	4,000	3,836
		1,865,841
Semiconductors–0.73%
Broadcom, Inc.,
5.20%, 07/15/2035	115,000	115,729
4.80%, 02/15/2036	245,000	238,644
4.90%, 02/15/2038	193,000	186,301
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)	775,000	802,582
5.50%, 01/25/2031(b)	732,000	750,444
6.15%, 01/25/2032(b)	1,143,000	1,202,931
5.90%, 01/25/2033(b)	689,000	717,044
5.88%, 01/25/2034(b)	1,106,000	1,122,126
6.25%, 01/25/2035(b)	923,000	976,995
6.10%, 01/25/2036(b)	522,000	549,132
6.20%, 01/25/2037(b)	348,000	367,549
6.40%, 01/25/2038(b)	392,000	418,645
6.30%, 01/25/2039(b)	308,000	325,732
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Semiconductors–(continued)
Intel Corp.,
5.30%, 05/15/2036	$1,705,000	$1,703,494
6.13%, 05/15/2056	2,423,000	2,442,467
ON Semiconductor Corp., Conv., 0.00%, 05/01/2031(b)(h)	1,502,000	1,632,374
SK hynix, Inc. (South Korea),
4.25%, 09/11/2028(b)(c)	9,885,000	9,846,380
4.38%, 09/11/2030(b)	14,008,000	13,906,075
		37,304,644
Single-Family Residential REITs–0.00%
American Homes 4 Rent L.P.,
5.50%, 07/15/2034	27,000	27,326
5.25%, 03/15/2035	20,000	19,923
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	23,000	22,348
		69,597
Soft Drinks & Non-alcoholic Beverages–0.02%
Coca-Cola Co. (The), 5.40%, 05/13/2064	7,000	6,751
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	82,000	81,831
PepsiCo, Inc.,
4.10%, 01/15/2029(c)	673,000	671,715
4.60%, 02/07/2030	82,000	82,889
5.00%, 02/07/2035	75,000	75,781
5.00%, 07/23/2035(c)	199,000	200,922
		1,119,889
Sovereign Debt–2.44%
Bahamas Government International Bond (Bahamas), 8.25%, 06/24/2036(b)	465,000	521,312
Bahrain Government International Bond (Bahrain), 7.10%, 02/03/2038(b)	205,000	203,955
Baiterek National Investment Holding JSC (Kazakhstan), 5.20%, 05/06/2033(b)	800,000	796,193
Benin Sukuk S.A. (Benin), 6.20%, 01/29/2033(b)	3,862,000	3,749,888
Brazilian Government International Bond (Brazil), 7.25%, 01/12/2056(c)	4,467,000	4,478,167
Ciudad Autonoma De Buenos Aires (Argentina), 7.80%, 11/26/2033(b)	571,200	591,066
Colombia Government International Bond (Colombia),
5.38%, 01/21/2029	15,311,000	15,249,756
6.13%, 01/21/2031	4,756,000	4,748,866
6.50%, 01/21/2033(c)	4,217,000	4,170,613
8.00%, 04/20/2033	200,000	213,500
Dominican Republic International Bond (Dominican Republic),
5.75%, 03/17/2034(b)	5,028,000	4,942,524
6.95%, 03/15/2037(b)	635,000	667,417
6.15%, 05/17/2038(b)	3,775,000	3,727,813
Egypt Government International Bond (Egypt), 7.63%, 05/20/2034(b)(c)	6,795,000	6,839,121
Principal Amount		Value
Sovereign Debt–(continued)
Egyptian Financial Co. for Sovereign Taskeek (The) (Egypt), 6.38%, 04/07/2029(b)	$2,109,000	$2,139,581
Guatemala Government Bond (Guatemala),
6.05%, 08/06/2031(b)	2,805,000	2,907,495
7.05%, 10/04/2032(b)	200,000	217,319
6.88%, 08/15/2055(b)(c)	2,068,000	2,240,409
Israel Government International Bond (Israel),
5.00%, 01/13/2036(c)	888,000	868,783
5.88%, 01/13/2056	200,000	194,079
Ivory Coast Government International Bond (Ivory Coast),
8.08%, 04/01/2036(b)	455,000	496,388
8.25%, 01/30/2037(b)	400,000	442,194
6.75%, 02/25/2041(b)	360,000	345,924
Kazakhstan Government International Bond (Kazakhstan), 4.41%, 10/28/2030(b)	500,000	494,414
Korea National Oil Corp. (South Korea),
4.50%, 03/30/2029(b)	9,298,000	9,324,085
4.63%, 03/30/2031(b)	6,802,000	6,826,447
Kuwait International Government Bond (Kuwait), 4.14%, 10/09/2030(b)	5,253,000	5,178,576
Mexico Government International Bond (Mexico),
4.75%, 03/22/2031	10,902,000	10,651,254
5.85%, 07/02/2032	232,000	233,322
5.38%, 03/22/2033	2,438,000	2,390,459
6.13%, 02/09/2038	356,000	349,503
6.34%, 05/04/2053	200,000	187,850
Panama Government International Bond (Panama),
5.23%, 02/23/2034	735,000	728,201
5.66%, 02/23/2038	390,000	390,585
Paraguay Government International Bond (Paraguay), 6.10%, 08/11/2044(b)	800,000	805,040
Republic of Kenya Government International Bond (Kenya), 9.50%, 03/05/2036(b)	200,000	209,598
Republic of Poland Government International Bond (Poland), 6.13%, 04/14/2056	480,000	481,083
Republic of South Africa Government International Bond (South Africa),
5.38%, 07/24/2044	1,000,000	845,631
5.75%, 09/30/2049	200,000	168,852
Romanian Government International Bond (Romania),
6.63%, 02/17/2028(b)	5,030,000	5,173,630
5.88%, 01/30/2029(b)	3,552,000	3,617,946
7.13%, 01/17/2033(b)	2,390,000	2,544,333
6.63%, 05/16/2036(b)	800,000	819,567
5.75%, 07/04/2036(b)	420,000	401,624
Saudi Government International Bond (Saudi Arabia), 4.38%, 04/16/2029(b)	415,000	413,313
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Sovereign Debt–(continued)
Serbia International Bond (Serbia),
6.00%, 06/12/2034(b)	$600,000	$617,030
5.50%, 05/06/2036(b)	350,000	342,457
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	3,455,000	3,558,650
Turkiye Government International Bond (Turkey), 6.38%, 05/22/2031	6,409,000	6,360,586
Zambia Government International Bond (Zambia), 5.75%, 06/30/2033(b)(l)	565,648	562,082
		124,428,481
Specialized Consumer Services–0.03%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	296,000	283,433
Rentokil Terminix Funding LLC,
5.00%, 04/28/2030(b)(c)	723,000	726,942
5.63%, 04/28/2035(b)	611,000	620,147
		1,630,522
Specialized Finance–0.02%
Corp. Financiera de Desarrollo S.A. (Peru), 5.50%, 05/06/2030(b)	390,000	395,924
HA Sustainable Infrastructure Capital, Inc., 7.13%, 11/15/2056(f)	36,000	36,396
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	405,000	415,270
		847,590
Specialty Chemicals–0.21%
Celanese US Holdings LLC, 7.35%, 11/15/2028	263,000	274,457
OCP S.A. (Morocco),
6.10%, 04/30/2030(b)	2,768,000	2,836,641
3.75%, 06/23/2031(b)	200,000	184,731
6.70%, 03/01/2036(b)	820,000	853,100
6.74%(b)(f)(i)	4,158,000	4,122,134
Sherwin-Williams Co. (The),
4.30%, 08/15/2028	748,000	744,888
4.50%, 08/15/2030(c)	306,000	304,799
5.15%, 08/15/2035	74,000	74,364
Sociedad Quimica y Minera de Chile S.A. (Chile),
6.50%, 11/07/2033(b)	485,000	518,055
5.63%, 04/22/2056(b)(c)(f)	600,000	597,330
		10,510,499
Steel–0.17%
Cleveland-Cliffs, Inc.,
6.88%, 11/01/2029(b)	329,000	336,667
4.88%, 03/01/2031(b)	310,000	288,492
7.63%, 01/15/2034(b)	4,078,000	4,199,724
POSCO Holdings, Inc. (South Korea), 5.13%, 05/07/2030(b)	3,591,000	3,643,271
		8,468,154
Principal Amount		Value
Systems Software–0.49%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	$1,000,000	$954,289
Oak-Eagle AcquireCo, Inc., 7.25%, 07/01/2033(b)	2,246,000	2,343,570
Oracle Corp.,
4.55%, 02/04/2029	2,132,000	2,110,973
4.74% (SOFR + 1.11%), 02/04/2029(e)	1,564,000	1,562,060
4.45%, 09/26/2030(c)	657,000	637,138
4.95%, 02/04/2031	2,774,000	2,728,425
6.25%, 11/09/2032	11,000	11,441
4.90%, 02/06/2033	8,000	7,693
5.35%, 05/04/2033	1,780,000	1,752,609
4.70%, 09/27/2034	61,000	56,680
5.20%, 09/26/2035	150,000	142,917
5.70%, 02/04/2036	356,000	349,901
5.88%, 09/26/2045	64,000	57,275
6.90%, 11/09/2052	5,000	4,923
5.38%, 09/27/2054	11,000	8,825
6.00%, 08/03/2055	8,000	7,020
5.95%, 09/26/2055(c)	44,000	38,508
6.70%, 02/04/2056	240,000	231,315
5.50%, 09/27/2064	8,000	6,335
6.13%, 08/03/2065	12,000	10,403
6.85%, 02/04/2066	120,000	115,037
ServiceNow, Inc.,
4.25%, 05/15/2028(c)	3,143,000	3,143,537
4.70%, 08/15/2031(c)	1,294,000	1,295,208
5.05%, 05/15/2033	1,373,000	1,379,958
5.40%, 05/15/2036	3,053,000	3,077,112
6.30%, 05/15/2056(c)	2,803,000	2,896,358
		24,929,510
Technology Hardware, Storage & Peripherals–0.01%
Hewlett Packard Enterprise Co.,
5.00%, 10/15/2034	51,000	50,046
5.60%, 10/15/2054	11,000	10,152
Lenovo Group Ltd. (China), 6.54%, 07/27/2032(b)(c)	400,000	432,715
		492,913
Telecom Tower REITs–0.06%
SBA Communications Corp., 3.88%, 02/15/2027	3,180,000	3,156,972
Tobacco–0.11%
Altria Group, Inc., 4.88%, 02/04/2028	29,000	29,209
B.A.T. Capital Corp. (United Kingdom),
5.83%, 02/20/2031	3,000	3,133
4.63%, 03/22/2033	379,000	372,351
7.08%, 08/02/2043	1,000	1,116
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Tobacco–(continued)
Philip Morris International, Inc.,
4.38%, 11/01/2027	$79,000	$79,197
5.13%, 11/17/2027	13,000	13,155
4.88%, 02/15/2028	27,000	27,246
4.13%, 04/28/2028	119,000	118,508
5.25%, 09/07/2028	20,000	20,381
3.88%, 10/27/2028	688,000	681,340
4.88%, 02/13/2029	49,000	49,536
4.63%, 11/01/2029	82,000	82,443
4.38%, 04/30/2030	233,000	231,489
4.00%, 10/29/2030(c)	569,000	557,179
5.13%, 02/13/2031	10,000	10,223
4.75%, 11/01/2031	67,000	67,321
5.75%, 11/17/2032	6,000	6,303
5.63%, 09/07/2033	9,000	9,403
5.25%, 02/13/2034	3,000	3,056
4.90%, 11/01/2034	101,000	100,659
4.88%, 04/30/2035	76,000	75,096
4.63%, 10/29/2035	161,000	155,902
4.88%, 04/29/2036(c)	3,191,000	3,133,759
		5,828,005
Trading Companies & Distributors–0.19%
Aircastle Ltd./Aircastle Ireland DAC,
5.00%, 09/15/2030(b)	470,000	469,225
5.00%, 05/15/2031(b)	1,068,000	1,058,395
Ferguson Enterprises, Inc.,
4.35%, 03/15/2031(c)	582,000	572,430
5.00%, 10/03/2034	29,000	28,840
GATX Corp.,
5.50%, 06/15/2035	7,000	7,097
6.05%, 06/05/2054	6,000	6,070
Mitsubishi Corp. (Japan),
5.00%, 07/02/2029(b)	815,000	826,657
5.13%, 07/17/2034(b)	542,000	548,008
Sumisho Air Lease Corp.,
4.40%, 03/24/2028(b)	2,616,000	2,603,589
4.50%, 03/24/2029(b)(c)	1,840,000	1,829,120
Series B, 4.65%(f)(i)	1,979,000	1,978,060
		9,927,491
Transaction & Payment Processing Services–0.00%
Fiserv, Inc.,
5.38%, 08/21/2028	7,000	7,093
4.55%, 02/15/2031	5,000	4,906
5.63%, 08/21/2033	4,000	4,058
5.45%, 03/15/2034	4,000	3,990
Mastercard, Inc., 4.85%, 03/09/2033	14,000	14,185
		34,232
Water Utilities–0.00%
American Water Capital Corp., 5.70%, 09/01/2055	12,000	11,865
Wireless Telecommunication Services–0.29%
Meridian Arc Holdco LLC, 6.25%, 04/30/2031(b)	9,660,000	9,714,889
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031(b)	3,692,000	3,699,199
Principal Amount		Value
Wireless Telecommunication Services–(continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(b)	$253,600	$254,681
T-Mobile USA, Inc.,
4.95%, 11/15/2035	264,000	259,370
5.65%, 01/15/2053	7,000	6,674
6.00%, 06/15/2054	3,000	3,006
5.88%, 11/15/2055	10,000	9,846
5.70%, 01/15/2056	85,000	81,674
Turkcell Iletisim Hizmetleri A.S. (Turkey), 7.65%, 01/24/2032(b)	670,000	692,255
		14,721,594
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,046,476,659)		2,045,492,305

Asset-Backed Securities–35.27%
Adjustable Rate Mortgage Trust,
Series 2004-2, Class 6A1, 0.71%, 02/25/2035(m)	7,345	7,320
Series 2005-1, Class 4A1, 5.58%, 05/25/2035(m)	175,365	173,205
AGL CLO 17 Ltd., Series 2022-17A, Class AR, 4.62% (3 mo. Term SOFR + 0.95%), 01/21/2035(b)(e)	12,106,000	12,110,721
ALA Trust, Series 2025-OANA, Class B, 5.47% (1 mo. Term SOFR + 1.84%), 06/15/2040(b)(e)	7,781,000	7,824,779
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	13,340,000	13,174,904
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(m)	343,978	337,803
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(m)	1,782,162	1,711,004
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(m)	773,647	751,236
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(m)	1,922,527	1,668,572
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(m)	5,179,443	4,486,434
Series 2022-1, Class A1, 3.88%, 12/25/2066(b)	9,832,541	9,231,087
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)	2,365,301	2,371,547
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	6,735,487	6,749,283
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	9,569,947	9,611,247
Series 2024-8, Class A1, 5.34%, 05/27/2069(b)	5,427,397	5,436,273
Series 2025-HB1, Class A1, 5.41% (30 Day Average SOFR + 1.80%), 02/25/2055(b)(e)	1,228,781	1,236,566
Ares LIII CLO Ltd., Series 2019-53A, Class A1R2, 4.76% (3 mo. Term SOFR + 1.09%), 10/24/2036(b)(e)	3,425,000	3,428,240
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	$20,133,000	$20,033,772
Series 2022-1A, Class C, 4.84%, 08/21/2028(b)	5,417,000	5,405,020
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	3,919,000	3,965,162
Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	2,062,500	2,067,743
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	13,131,000	13,350,901
Series 2025-3A, Class A, 4.17%, 02/20/2030(b)	5,324,000	5,263,053
Series 2025-3A, Class B, 4.46%, 02/20/2030(b)	2,856,000	2,817,356
Series 2025-3A, Class C, 4.95%, 02/20/2030(b)	1,091,600	1,076,943
Series 2025-4A, Class A, 4.40%, 02/20/2032(b)	12,125,000	11,897,816
Series 2025-4A, Class B, 4.77%, 02/20/2032(b)	5,277,000	5,176,442
Series 2025-4A, Class C, 5.26%, 02/20/2032(b)	2,363,000	2,302,589
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-4A, Class A1RR, 4.66% (3 mo. Term SOFR + 0.99%), 04/23/2035(b)(e)	1,170,000	1,170,364
Series 2021-1A, Class AR, 4.62% (3 mo. Term SOFR + 0.94%), 04/18/2034(b)(e)	6,388,000	6,386,805
Bank5, Series 2024-5YR10, Class A, 5.64%, 10/15/2057	3,175,000	3,210,713
Barings CLO Ltd., Series 2021-2A, Class A1R, 4.74% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(e)	10,740,000	10,737,294
Barings Equipment Finance LLC, Series 2025-B, Class A3, 4.13%, 10/13/2032(b)	5,050,000	5,020,729
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(m)	9,007,255	7,775,295
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(m)	9,006,560	7,461,968
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(m)	7,690,750	6,886,755
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(m)	9,217,209	7,956,532
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(m)	11,246,753	9,331,731
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-10, Class 21A1, 0.00%, 01/25/2035(h)(m)	126,939	122,013
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	107,091	104,277
Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, 5.19%, 11/25/2034(m)	100,285	102,308
Principal Amount		Value

Beechwood Park CLO Ltd., Series 2019-1A, Class A1RR, 4.75% (3 mo. Term SOFR + 1.07%), 01/17/2035(b)(e)	$5,305,000	$5,304,210
Benchmark Mortgage Trust,
Series 2019-B14, Class A5, 3.05%, 12/15/2062	16,455,000	15,521,394
Series 2026-V20, Class AM, 5.44%, 02/15/2059	3,670,000	3,712,839
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 01/15/2035(b)(e)	9,863,000	9,865,495
BINOM Mortgage Loan Trust, Series 2026-NQM1, Class A1, 5.06%, 02/25/2066(b)(m)	1,589,115	1,581,713
BlackRock CLO L.P., Series 2025-2A, Class A, 4.91% (3 mo. Term SOFR + 1.27%), 11/21/2033(b)(e)	5,657,062	5,661,548
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.36%, 02/15/2057(m)	2,500,000	2,587,621
Bowling Green Park CLO LLC, Series 2019-1A, Class ARR, 4.68% (3 mo. Term SOFR + 1.00%), 04/18/2035(b)(e)	15,915,000	15,924,024
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(m)	352,498	348,491
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A, 5.37%, 06/15/2044(b)(m)	2,065,000	2,100,518
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, 4.75% (3 mo. Term SOFR + 1.07%), 07/18/2034(b)(e)	3,994,000	3,997,395
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 4.59% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(e)	4,893,091	4,896,401
Series 2024-VLT5, Class A, 5.41%, 11/13/2046(b)(m)	7,025,000	7,032,679
Series 2024-VLT5, Class B, 5.80%, 11/13/2046(b)(m)	4,590,000	4,637,200
Series 2026-CSMO, Class A, 5.03% (1 mo. Term SOFR + 1.40%), 02/15/2043(b)(e)	15,765,000	15,826,395
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

BX Trust,
Series 2022-LBA6, Class A, 4.63% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(e)	$10,965,000	$10,968,379
Series 2022-LBA6, Class B, 4.93% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(e)	6,790,000	6,793,319
Series 2022-LBA6, Class C, 5.23% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(e)	3,630,000	3,632,422
Series 2025-VLT6, Class A, 5.07% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)(e)	9,085,000	9,082,314
Series 2025-VLT6, Class B, 5.52% (1 mo. Term SOFR + 1.89%), 03/15/2042(b)(e)	5,740,000	5,721,099
Series 2025-VLT7, Class A, 5.33% (1 mo. Term SOFR + 1.70%), 07/15/2044(b)(e)	5,350,000	5,363,249
Series 2025-VOLT, Class C, 5.98% (1 mo. Term SOFR + 2.35%), 12/15/2044(b)(e)	10,925,000	10,960,028
Series 2025-VOLT, Class D, 6.38% (1 mo. Term SOFR + 2.75%), 12/15/2044(b)(e)	6,990,000	6,999,825
Series 2026-CLS, Class A, 5.03% (1 mo. Term SOFR + 1.40%), 05/15/2043(b)(e)	4,385,000	4,401,055
Series 2026-OPTM, Class A, 4.83% (1 mo. Term SOFR + 1.20%), 03/15/2039(b)(e)	6,230,000	6,222,731
Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class A1R4, 4.56% (3 mo. Term SOFR + 0.88%), 01/20/2032(b)(e)	2,246,932	2,248,172
Carlyle US CLO Ltd. (Cayman Islands),
Series 2020-2A, Class A1R2, 4.75% (3 mo. Term SOFR + 1.08%), 01/25/2035(b)(e)	14,320,000	14,326,745
Series 2022-1A, Class A1R, 4.65% (3 mo. Term SOFR + 0.98%), 04/15/2035(b)(e)	9,007,000	9,017,385
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR3, 4.77% (3 mo. Term SOFR + 1.09%), 04/20/2034(b)(e)	9,638,000	9,643,272
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1R2, 4.73% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(e)	4,896,378	4,908,251
Centersquare Issuer LLC,
Series 2025-3A, Class A2, 5.00%, 08/25/2055(b)	8,430,000	8,121,645
Series 2025-4A, Class A2, 5.20%, 08/25/2055(j)	10,250,000	9,561,761
Cerberus Loan Funding XL LLC, Series 2023-1A, Class AR, 5.25% (3 mo. Term SOFR + 1.60%), 03/22/2035(b)(e)	7,737,000	7,741,503
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(m)	3,199,952	2,914,020
Principal Amount		Value

Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(m)	$694,163	$643,658
Series 2016-SH2, Class M2, 3.75%, 12/25/2045(b)(m)	2,889,554	2,718,464
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(m)	1,433,223	1,345,644
CIFC Funding Ltd. (Cayman Islands),
Series 2021-7A, Class AR, 4.76% (3 mo. Term SOFR + 1.09%), 01/23/2035(b)(e)	17,100,000	17,104,343
Series 2022-3A, Class AR, 4.62% (3 mo. Term SOFR + 0.95%), 04/21/2035(b)(e)	10,147,000	10,153,717
Citigroup Mortgage Loan Trust,
Series 2004-UST1, Class A4, 6.44%, 08/25/2034(m)	46,487	44,490
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(m)	9,016,991	7,470,610
Series 2024-1, Class A3A, 6.00%, 07/25/2054(b)(m)	5,516,501	5,571,220
CLI Funding IX LLC, Series 2025-1A, Class A, 5.35%, 06/20/2050(b)	3,344,014	3,344,977
Clover CLO LLC, Series 2021- 3A, Class AR, 4.74% (3 mo. Term SOFR + 1.07%), 01/25/2035(b)(e)	10,177,000	10,185,325
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(m)	2,468,831	2,240,829
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(m)	5,255,656	4,928,927
Series 2022-2, Class A1, 3.99%, 02/25/2067(b)	5,730,017	5,451,276
Series 2022-3, Class A1, 4.20%, 02/25/2067(b)(m)	7,930,579	7,752,491
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/2050(b)	4,580,000	4,498,814
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-13, Class A10, 6.00%, 08/25/2037	184,344	80,355
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(m)	1,045,232	930,360
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(m)	1,669,404	1,497,369
Series 2022-ATH1, Class A1A, 3.87%, 01/25/2067(b)(m)	6,081,463	5,935,806
Series 2022-ATH1, Class A1B, 4.35%, 01/25/2067(b)(m)	5,772,399	5,370,427
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(m)	7,594,803	7,576,075
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Cross Mortgage Trust,
Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)	$3,787,486	$3,810,269
Series 2024-H8, Class A1, 5.55%, 12/25/2069(b)(m)	5,105,819	5,134,836
Series 2026-NQM3, Class A1, 5.13%, 03/25/2071(b)(m)	6,389,476	6,374,481
Series 2026-NQM4, Class A1, 5.49%, 04/25/2071(b)(m)	3,507,896	3,520,787
Series 2026-NQM5, Class A1, 5.09%, 03/25/2071(b)(m)	2,659,531	2,649,709
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	22,374,000	20,322,394
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 4.32%, 06/25/2034(m)	322,367	306,855
DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	9,520,825	9,346,903
Series 2025-1A, Class A2I, 4.89%, 08/20/2055(b)	4,746,150	4,705,518
Series 2025-1A, Class A2II, 5.17%, 08/20/2055(b)	3,193,950	3,166,492
Series 2026-1A, Class A2I, 5.20%, 05/20/2056(b)	4,400,000	4,416,500
Series 2026-1A, Class A2II, 5.43%, 05/20/2056(b)	7,910,000	7,939,663
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 4.50%, 06/27/2037(b)(m)	2,510,792	2,248,570
Domino’s Pizza Master Issuer LLC,
Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	18,587,520	17,875,744
Series 2025-1A, Class A2I, 4.93%, 07/25/2055(b)	8,940,000	8,888,870
Series 2025-1A, Class A2II, 5.22%, 07/25/2055(b)	7,800,000	7,734,186
ECLIPSE AIRCRAFT 2026-1 LLC, Series 2026-1, Class A, 5.63%, 05/15/2051(b)	6,273,000	6,272,891
EFMT 2026-NQM5, Series 2026-NQM5, Class A1, 5.56%, 06/25/2071(b)(m)	2,468,000	2,475,841
Principal Amount		Value

Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(m)	$755,618	$736,819
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(m)	627,316	542,228
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(m)	5,586,951	4,943,388
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)	7,445,987	7,428,767
Series 2024-INV2, Class A1, 5.04%, 10/25/2069(b)	4,564,476	4,552,875
Series 2025-NQM2, Class A1, 5.60%, 06/25/2070(b)(m)	7,643,316	7,680,879
Series 2025-NQM5, Class A1, 5.03%, 11/25/2070(b)(m)	6,319,655	6,292,978
Series 2026-NQM3, Class A1, 5.03%, 03/25/2071(b)(m)	11,104,908	11,056,603
Elmwood CLO 15 Ltd., Series 2022-2A, Class A1R, 4.81% (3 mo. Term SOFR + 1.15%), 04/22/2035(b)(e)	16,550,000	16,558,192
Enterprise Fleet Financing LLC,
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	1,698,690	1,714,210
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	1,991,000	2,032,785
Series 2024-4, Class A3, 4.56%, 11/20/2028(b)	4,070,000	4,086,796
Series 2025-4, Class A3, 4.11%, 12/20/2029(b)	5,110,000	5,073,964
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(m)	12,696,649	11,357,827
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(m)	2,663,573	2,392,639
Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 4.61% (3 mo. Term SOFR + 0.95%), 04/22/2034(b)(e)	7,063,000	7,062,223
GCAT Trust,
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(m)	475,383	467,976
Series 2020-NQM2, Class A1, 2.56%, 04/25/2065(b)	639,358	615,985
Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)	3,502,466	3,520,004
Series 2026-NQM1, Class A1, 4.79%, 12/25/2070(b)(m)	11,270,913	11,151,937
GGP Trust, Series 2026-TY, Class A, 4.67%, 03/05/2043(b)(m)	9,360,000	9,245,905
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.36%, 04/19/2036(m)	303,372	251,865
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ARR, 4.83% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(e)	5,985,000	5,990,662
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

GS Mortgage Securities Trust,
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	$8,325,000	$7,824,485
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	8,750,000	8,034,820
GS Mortgage-Backed Securities Trust,
Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(m)	6,953,770	6,209,992
Series 2025-HE1, Class A1, 5.16% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(e)	3,916,770	3,934,936
Series 2025-HE2, Class A1, 5.16% (30 Day Average SOFR + 1.55%), 12/25/2065(b)(e)	1,580,523	1,588,187
Series 2025-NQM4, Class A1, 5.01%, 10/25/2065(b)	4,762,494	4,741,365
Series 2025-NQM5, Class A1, 5.01%, 07/25/2065(b)	7,704,949	7,647,946
Series 2026-NQM1, Class A1, 4.87%, 03/25/2066(b)(m)	3,087,452	3,067,131
Series 2026-NQM3, Class A1, 5.22%, 05/25/2066(b)(m)	14,789,964	14,766,203
Series 2026-NQM4, Class A1, 5.46%, 06/25/2066(b)(m)	6,945,000	6,955,306
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, 4.30%, 09/25/2035(m)	71,251	65,547
Harbor Park CLO Ltd., Series 2018-1A, Class AR2, 4.63% (3 mo. Term SOFR + 0.95%), 01/20/2031(b)(e)	4,186,627	4,186,723
HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1C, 4.62% (1 mo. Term SOFR + 1.01%), 06/20/2035(e)	9,596	8,977
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	3,927,000	3,890,264
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	2,100,000	2,080,399
Hilton Grand Vacations Trust, Series 2025-1A, Class A, 4.88%, 05/27/2042(b)	1,687,881	1,691,939
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(b)	3,473,816	3,382,821
IP Mortgage Trust, Series 2025-IP, Class A, 5.25%, 06/10/2042(b)(m)	10,963,000	11,041,364
J.P. Morgan Mortgage Trust,
Series 2025-NQM3, Class A1, 5.50%, 11/25/2065(b)(m)	8,426,101	8,452,004
Series 2025-NQM4, Class A1, 4.95%, 03/25/2066(b)(m)	2,733,438	2,715,499
Jersey Mike’s Funding, Series 2025-1A, Class A2, 5.61%, 08/16/2055(b)	7,046,750	7,131,494
Principal Amount		Value

Jimmy John’s Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	$5,324,250	$5,313,624
JP Morgan Mortgage Trust,
Series 2005-A5, Class 1A2, 4.68%, 08/25/2035(m)	50,711	49,590
Series 2007-A4, Class 3A1, 4.60%, 06/25/2037(m)	274,795	206,898
Series 20153, Class B2, 3.57%, 05/25/2045(b)(m)	2,802,007	2,640,441
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(m)	10,040,062	8,539,431
Series 2024-8, Class A3, 5.50%, 01/25/2055(b)(m)	1,140,186	1,136,766
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(m)	6,402,751	6,450,257
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class A5, 2.18%, 05/13/2053	6,200,000	5,325,422
Juniper Valley Park CLO Ltd., Series 2023-1A, Class ARR, 4.76% (3 mo. Term SOFR + 1.08%), 07/20/2036(b)(e)	11,050,000	11,059,945
KKR CLO 15 Ltd., Series 15, Class A1R2, 4.78% (3 mo. Term SOFR + 1.10%), 01/18/2032(b)(e)	2,386,782	2,387,720
Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.50%, 02/25/2036	87,976	62,273
Life Mortgage Trust, Series 2021-BMR, Class C, 4.84% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(e)	493,949	490,145
Lightpath Fiber Issuer LLC,
Series 2026-1A, Class A2, 5.60%, 03/25/2056(b)	17,521,000	17,548,464
Series 2026-1A, Class B, 5.89%, 03/25/2056(b)	7,149,178	7,129,752
Magnetite XXI Ltd., Series 2019-21AR, Class AR, 4.61% (3 mo. Term SOFR + 0.98%), 04/20/2034(b)(e)	20,000,000	20,005,000
Magnetite XXXI Ltd., Series 2021-31A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 07/15/2034(b)(e)	12,135,000	12,121,008
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(m)	5,314,645	4,750,448
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(m)	5,340,155	4,742,998
Merchants Fleet Funding LLC, Series 2025-1A, Class A, 4.49%, 01/20/2039(b)	3,860,000	3,864,887
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.39%, 11/25/2035(m)	135,877	130,018
Series 2005-A5, Class A9, 4.77%, 06/25/2035(m)	213,428	208,961
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Metronet Infrastructure Issuer LLC,
Series 2025-1A, Class A2, 6.01%, 07/20/2055(j)	$7,250,000	$7,345,857
Series 2025-4A, Class A2, 5.16%, 12/20/2055(b)	2,980,000	2,975,356
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(m)	5,758,040	5,214,428
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 4.44% (1 mo. Term SOFR + 0.81%), 07/15/2038(b)(e)	5,810,000	5,807,790
Series 2021-STOR, Class B, 4.64% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(e)	4,355,000	4,353,547
MILE Trust,
Series 2025-STNE, Class A, 5.13% (1 mo. Term SOFR + 1.50%), 07/15/2042(b)(e)	8,975,000	8,999,507
Series 2025-STNE, Class B, 5.33% (1 mo. Term SOFR + 1.70%), 07/15/2042(b)(e)	3,750,000	3,761,522
Series 2025-STNE, Class C, 5.73% (1 mo. Term SOFR + 2.10%), 07/15/2042(b)(e)	3,165,000	3,156,581
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class B, 5.69%, 11/15/2058(m)	4,421,000	4,449,758
Morgan Stanley Capital I Trust,
Series 2019-L2, Class A4, 4.07%, 03/15/2052	17,430,000	17,139,573
Series 2019-L3, Class AS, 3.49%, 11/15/2052	10,950,000	10,317,183
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-3, Class A1, 6.00%, 07/25/2054(b)(m)	3,554,975	3,543,934
Series 2024-NQM5, Class A1, 5.65%, 10/25/2069(b)(m)	6,028,178	6,058,947
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(m)	5,162,201	5,207,299
Series 2025-NQM8, Class A1, 4.96%, 09/25/2070(b)(m)	6,667,994	6,634,696
Series 2026-NQM3, Class A1, 5.21%, 03/25/2071(b)(m)	3,213,054	3,210,319
Series 2026-NQM4, Class A1, 5.08%, 03/25/2071(b)(m)	2,588,830	2,578,254
Navient Refinance Loan Trust, Series 2025-A, Class A, 5.15%, 02/16/2055(b)	4,985,291	4,992,299
Neuberger Berman Loan Advisers CLO 38 Ltd., Series 2020-38A, Class AR2, 4.64% (3 mo. Term SOFR + 0.96%), 10/20/2036(b)(e)	8,340,000	8,346,097
Principal Amount		Value

New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(m)	$851,148	$820,868
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(m)	1,860,272	1,750,581
Series 2022-NQM2, Class A1, 3.85%, 03/27/2062(b)(m)	5,659,294	5,331,588
Series 2024-NQM3, Class A1, 5.47%, 11/25/2064(b)	2,298,122	2,313,322
Series 2026-NQM5, Class A1, 5.18%, 04/25/2066(b)(m)	4,894,784	4,883,148
Series 2026-NQM6, Class A1, 5.29%, 05/25/2066(b)(m)	6,132,874	6,130,915
NextGear Floorplan Master Owner Trust, Series 2025- 2A, Class A2, 4.23%, 10/15/2030(b)	3,200,000	3,182,414
Oaktree CLO Ltd., Series 2021-2A, Class AR, 4.64% (3 mo. Term SOFR + 0.97%), 01/15/2035(b)(e)	7,066,000	7,055,698
OBX Trust,
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(m)	8,386,325	7,173,257
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(m)	6,893,849	6,195,072
Series 2022-NQM2, Class A1B, 4.38%, 01/25/2062(b)	7,063,333	6,566,317
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(b)	4,113,198	4,102,528
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(b)(m)	2,555,130	2,564,048
Series 2025-HE2, Class A1, 5.06% (30 Day Average SOFR + 1.45%), 08/25/2055(b)(e)	6,493,500	6,534,541
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(m)	6,110,220	5,471,221
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	22,501,000	20,814,352
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2025-2A, Class A1, 4.61% (3 mo. Term SOFR + 0.94%), 07/15/2033(b)(e)	15,128,278	15,135,388
Series 2025-3A, Class A1, 4.66% (3 mo. Term SOFR + 0.95%), 01/15/2034(b)(e)	9,449,000	9,446,090
Pikes Peak CLO 6, Series 2020-6A, Class ARR, 4.59% (3 mo. Term SOFR + 0.94%), 05/18/2034(b)(e)	9,129,000	9,125,385
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Planet Fitness Master Issuer LLC,
Series 2025-1A, Class A2I, 5.27%, 12/06/2055(b)	$3,400,000	$3,379,952
Series 2025-1A, Class A2II, 5.65%, 12/06/2055(b)	2,400,000	2,380,688
PMT Loan Trust, Series 2025- INV1, Class A7, 6.00%, 01/25/2060(b)(m)	3,552,201	3,582,384
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	5,934,091	5,608,838
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	9,065,795	9,036,128
Provident Funding Mortgage Trust, Series 2025-4, Class A1, 6.00%, 09/25/2055(b)(m)	10,260,276	10,375,506
Provident Home Equity Loan Trust, Series 2000-2, Class A1, 4.24% (1 mo. Term SOFR + 0.65%), 08/25/2031(e)	71,928	68,744
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056(b)	19,240,000	19,367,605
Rate Mortgage Trust,
Series 2024-J4, Class A1, 6.00%, 12/25/2054(b)(m)	4,814,177	4,867,208
Series 2025-J1, Class A4, 6.00%, 03/25/2055(b)(m)	3,666,907	3,681,803
Series 2025-J2, Class A5, 5.50%, 07/25/2055(b)(m)	3,959,382	3,952,887
RCKT Mortgage Trust,
Series 2025-CES7, Class A1A, 5.38%, 07/25/2055(b)	2,959,121	2,967,239
Series 2026-CES1, Class A1A, 4.83%, 01/25/2056(b)	5,190,086	5,147,417
RR 16 Ltd., Series 2021-16A, Class A1R, 4.72% (3 mo. Term SOFR + 1.05%), 07/15/2036(b)(e)	7,825,000	7,832,058
RR 17 Ltd., Series 2021-17A, Class A1AR, 4.74% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(e)	22,060,000	22,059,382
RR 20 Ltd., Series 2022-20A, Class A1R, 4.66% (3 mo. Term SOFR + 0.99%), 07/15/2037(b)(e)	4,800,000	4,791,096
RUN Trust, Series 2022-NQM1, Class A1, 5.00%, 03/25/2067(b)	4,903,025	4,787,711
SCG Commercial Mortgage Trust, Series 2025-FLWR, Class A, 4.88% (1 mo. Term SOFR + 1.25%), 08/15/2042(b)(e)	3,855,000	3,861,906
Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(m)	287,801	247,928
Series 2013-7, Class A2, 3.00%, 06/25/2043(m)	209,340	189,768
Series 2025-10, Class A1, 5.50%, 11/25/2055(b)(m)	10,168,596	10,138,090
Series 2025-8, Class A4, 5.50%, 09/25/2055(b)(m)	3,076,491	3,073,796
Principal Amount		Value

SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(m)	$10,253,386	$9,667,286
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(m)	4,307,096	3,961,507
Shackleton CLO Ltd., Series 2015-7RA, Class ARR, 4.77% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(e)	140,314	140,349
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(b)(m)	256,457	245,774
SHRN Trust,
Series 2025-MF18, Class A, 4.83% (1 mo. Term SOFR + 1.20%), 10/15/2040(b)(e)	17,885,000	17,906,036
Series 2025-MF18, Class B, 5.08% (1 mo. Term SOFR + 1.45%), 10/15/2040(b)(e)	3,525,000	3,532,132
Series 2025-MF18, Class C, 5.33% (1 mo. Term SOFR + 1.70%), 10/15/2040(b)(e)	3,425,000	3,436,909
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR4, 4.76% (3 mo. Term SOFR + 1.08%), 04/17/2034(b)(e)	13,427,000	13,431,364
Signal Peak CLO 4 Ltd., Series 2017-4A, Class AR2, 4.79% (3 mo. Term SOFR + 1.12%), 10/26/2034(b)(e)	15,510,000	15,521,012
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	10,018,775	9,939,810
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	5,310,067	4,955,220
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	6,120,400	5,258,203
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(m)	2,448,999	2,310,080
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(m)	152,591	147,382
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(m)	679,434	659,994
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(m)	9,441,148	8,328,173
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(m)	7,034,775	6,323,506
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A2, 4.73%, 09/25/2034(m)	8,660	8,622
Series 2004-8, Class 3A, 6.17%, 07/25/2034(m)	388,857	380,652
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	$7,024,035	$6,957,927
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	7,704,670	7,756,786
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	9,421,525	9,480,204
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	7,978,500	7,683,959
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	7,372,725	7,241,649
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	7,550,025	7,358,596
Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	55,554	51,692
Switch ABS Issuer LLC, Series 2025-2A, Class A21, 5.12%, 10/25/2055(b)	5,000,000	4,914,758
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, 4.87% (3 mo. Term SOFR + 1.20%), 10/15/2031(b)(e)	93,383	93,435
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 4.78% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(e)	2,709,244	2,715,665
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, 4.57% (3 mo. Term SOFR + 0.90%), 07/15/2032(b)(e)	5,386,137	5,388,992
Symphony CLO XXII Ltd., Series 2020-22A, Class A1AR, 4.86% (3 mo. Term SOFR + 1.18%), 04/18/2033(b)(e)	3,014,970	3,016,589
Symphony CLO XXIII Ltd., Series 2020-23A, Class AR2, 4.57% (3 mo. Term SOFR + 0.90%), 01/15/2034(b)(e)	1,425,008	1,425,865
Symphony CLO XXIV Ltd., Series 2020-24A, Class A1R, 4.80% (3 mo. Term SOFR + 1.13%), 10/23/2035(b)(e)	16,473,000	16,477,448
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	5,010,000	5,052,569
Taco Bell Funding LLC,
Series 2025-1A, Class A2I, 4.82%, 08/25/2055(b)	5,690,000	5,623,668
Series 2025-1A, Class A2II, 5.05%, 08/25/2055(b)	3,310,000	3,249,774
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	7,694,940	7,237,178
Thayer Park, CLO Ltd., Series 2017-1A, Class A1RR, 4.68% (3 mo. Term SOFR + 1.00%), 04/20/2034(b)(e)	1,485,000	1,486,053
Thornburg Mortgage Securities Trust,
Series 2003-6, Class A2, 4.70% (1 mo. Term SOFR + 1.11%), 12/25/2033(e)	95,738	94,052
Series 2005-1, Class A3, 4.66%, 04/25/2045(m)	216,863	214,534
Principal Amount		Value

TierPoint Issuer LLC,
Series 2025-1A, Class A2, 6.15%, 04/26/2055(b)	$11,433,000	$11,498,896
Series 2025-2A, Class A2, 6.40%, 04/26/2055(b)	8,934,000	8,828,189
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	10,429,545	9,966,737
Tricon Residential Trust, Series 2025-SFR1, Class A, 4.73% (1 mo. Term SOFR + 1.10%), 03/17/2042(b)(e)	5,640,841	5,642,901
UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.60%, 04/15/2052	16,770,000	16,118,204
Vantage Data Centers Issuer LLC, Series 2025-2A, Class A2, 5.24%, 11/15/2055(b)	7,320,000	7,137,947
VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.69%, 03/15/2056(b)	6,680,000	6,511,641
VDCM Commercial Mortgage Trust,
Series 2025-AZ, Class A, 5.06%, 07/13/2044(b)(m)	9,585,000	9,574,720
Series 2025-AZ, Class B, 5.30%, 07/13/2044(b)(m)	2,380,000	2,373,781
Series 2025-AZ, Class C, 5.84%, 07/13/2044(b)(m)	7,435,000	7,471,075
Series 2025-AZ, Class D, 6.23%, 07/13/2044(b)(m)	9,393,000	9,473,915
Verus Securitization Trust,
Series 2021-1, Class A1B, 0.82%, 01/25/2066(b)(m)	1,343,548	1,223,467
Series 2021-7, Class A1, 2.83%, 10/25/2066(b)	7,794,892	7,125,697
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(m)	733,181	713,370
Series 2022-1, Class A1, 3.72%, 01/25/2067(b)	5,434,127	5,118,350
Series 2022-3, Class A1, 5.13%, 02/25/2067(b)	6,590,615	6,298,759
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(m)	3,411,227	3,410,614
Series 2026-4, Class A1, 5.00%, 04/25/2071(b)(m)	3,236,730	3,227,538
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	621,035	603,896
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2007- HY2, Class 2A2, 4.61%, 11/25/2036(m)	87,191	84,489
Wells Fargo Commercial Mortgage Trust, Series 2026-C66, Class A5, 5.65%, 04/15/2059	2,815,000	2,933,415
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, 6.30%, 08/25/2035(m)	48,472	48,018
Wendy’s Funding LLC,
Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	10,318,441	10,097,013
Series 2019-1A, Class A2II, 4.08%, 06/15/2049(b)	4,825,612	4,646,781
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/2035(b)(m)	$5,762,000	$5,781,235
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class B, 4.27%, 10/15/2057(m)	4,693,000	4,613,219
Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	20,924,996	19,957,301
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	4,563,713	4,639,340
Zayo Issuer LLC,
Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	8,273,000	8,388,575
Series 2025-3A, Class A2, 5.57%, 10/20/2055(b)	6,494,000	6,412,045
Total Asset-Backed Securities (Cost $1,844,826,933)		1,797,617,889
U.S. Government Sponsored Agency Mortgage-Backed Securities–29.11%
Collateralized Mortgage Obligations–0.70%
Fannie Mae REMICs,
IO, 7.00%, 05/25/2033(n)	1,267	134
6.00%, 07/25/2033(n)	1,205	136
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K083, Class AM, 4.03%, 10/25/2028(m)	4,736,000	4,697,686
Series K085, Class AM, 4.06%, 10/25/2028(m)	4,736,000	4,701,038
Series K089, Class AM, 3.63%, 01/25/2029(m)	8,018,000	7,865,275
Series K088, Class AM, 3.76%, 01/25/2029(m)	18,944,000	18,642,296
		35,906,565
Federal Home Loan Mortgage Corp. (FHLMC)–2.17%
3.50%, 08/01/2026	2,688	2,682
7.00%, 05/01/2028 to 06/01/2032	86,932	92,040
6.00%, 03/01/2029 to 08/01/2053	46,301,368	48,083,411
7.50%, 05/01/2030 to 05/01/2035	105,124	107,174
8.50%, 08/01/2031	5,667	5,925
3.00%, 02/01/2032 to 11/01/2052	32,779,740	28,775,965
6.50%, 08/01/2032 to 09/01/2036	32,398	34,191
8.00%, 08/01/2032	4,087	4,259
5.50%, 01/01/2034 to 07/01/2053	25,127,631	25,561,328
5.00%, 07/01/2034 to 06/01/2040	665,131	672,334
4.50%, 02/01/2040 to 10/01/2046	7,053,846	6,989,520
ARM, 6.31% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.05%), 12/01/2036(e)	23,169	24,072
	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
6.48% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.29%), 02/01/2037(e)	$2,212	$2,284
6.41% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.88%), 05/01/2037(e)	35,788	37,021
		110,392,206
Federal National Mortgage Association (FNMA)–1.12%
6.50%, 07/01/2028 to 01/01/2037	19,914	20,815
7.50%, 02/01/2030 to 08/01/2037	161,166	165,327
3.50%, 12/01/2030 to 05/01/2047	18,786,190	17,510,322
7.00%, 03/01/2032 to 02/01/2034	89,633	94,831
8.50%, 10/01/2032	10,883	11,258
5.50%, 04/01/2033 to 09/01/2053	25,445,673	25,877,151
8.00%, 04/01/2033	9,600	9,987
6.00%, 04/01/2037 to 10/01/2039	2,843	2,980
5.00%, 12/01/2039	191,336	193,267
3.00%, 08/01/2043	1,465,713	1,335,390
4.00%, 12/01/2048	12,481,704	11,869,324
ARM, 5.95% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(e)	23,179	24,056
5.88% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.63%), 01/01/2037(e)	11,200	11,601
6.05% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 03/01/2038(e)	9,825	10,079
		57,136,388
Government National Mortgage Association (GNMA)–3.49%
6.56%, 01/15/2027	5,364	5,383
7.00%, 10/15/2028 to 09/15/2032	43,740	44,311
6.00%, 11/15/2028 to 02/15/2033	19,045	19,384
6.50%, 01/15/2029 to 09/15/2034	18,996	19,364
7.50%, 05/15/2031 to 05/15/2032	2,149	2,183
5.50%, 06/15/2035	11,204	11,267
5.00%, 07/15/2035	1,188	1,203
4.00%, 03/20/2048	2,383,074	2,227,365
TBA, 2.50%, 06/01/2056(o)	46,250,000	39,574,494
4.50%, 06/01/2056(o)	43,634,000	41,983,200
5.00%, 06/01/2056(o)	37,810,000	37,343,158
5.50%, 06/01/2056(o)	30,008,000	30,197,757
6.00%, 06/01/2056(o)	25,897,000	26,388,165
		177,817,234
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Uniform Mortgage-Backed Securities–21.63%
TBA, 4.50%, 06/01/2041 to 06/01/2056(o)	$161,411,730	$156,123,616
5.00%, 06/01/2041 to 06/01/2056(o)	269,491,822	266,004,558
2.00%, 06/01/2056(o)	193,351,641	154,711,383
2.50%, 06/01/2056(o)	214,911,525	179,862,621
3.00%, 06/01/2056(o)	146,271,987	127,774,882
3.50%, 06/01/2056(o)	71,769,877	65,245,268
4.00%, 06/01/2056(o)	56,004,561	52,442,556
5.50%, 06/01/2056(o)	44,961,596	45,167,058
6.00%, 06/01/2056(o)	17,826,676	18,205,072
6.50%, 06/01/2056(o)	35,350,000	36,749,230
		1,102,286,244
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $1,489,608,076)		1,483,538,637
U.S. Treasury Securities–13.72%
U.S. Treasury Bills–0.28%
3.63% - 3.69%, 09/17/2026(p)(q)	14,245,000	14,090,620
U.S. Treasury Bonds–1.97%
5.00%, 05/15/2046	32,508,700	32,602,670
4.75%, 02/15/2056	70,434,800	67,903,550
		100,506,220
U.S. Treasury Notes–11.47%
3.75%, 04/30/2028	73,880,600	73,540,056
3.88%, 05/15/2029	144,319,400	143,637,266
3.88%, 04/30/2031	226,123,800	223,526,908
4.13%, 04/30/2033	34,198,300	33,883,034
4.38%, 05/15/2036	110,783,200	110,220,630
		584,807,894
Total U.S. Treasury Securities (Cost $696,157,752)		699,404,734
Variable Rate Senior Loan Interests–2.37%(r)(s)
Aerospace & Defense–0.06%
TransDigm, Inc.,
Term Loan J, 6.12% (1 mo. SOFR + 2.50%), 02/28/2031	245,625	246,534
Term Loan M, 6.12% (1 mo. Term SOFR + 2.50%), 08/19/2032	2,747,924	2,757,775
		3,004,309
Automotive Parts & Equipment–0.03%
Clarios (Global L.P. & US Fin Com, Inc. / Panther / POWSOL), Term Loan B, 6.10% (1 mo. SOFR + 2.50%), 01/28/2032	1,429,815	1,433,568
Broadcasting–0.12%
Nexstar Broadcasting, Inc., Term Loan B, 6.37% (3 mo. Term SOFR + 2.75%), 03/18/2033	6,315,048	6,325,910
Principal Amount		Value
Electronic Manufacturing Services–0.01%
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B, 5.95% (3 mo. Term SOFR + 2.25%), 08/04/2031	$390,073	$390,560
Health Care Facilities–0.00%
Select Medical Corp., Term Loan B, 5.62% (1 mo. Term SOFR + 2.00%), 11/30/2031	154,998	154,675
Health Care Supplies–0.04%
Bausch and Lomb, Inc., Term Loan B, 7.37% (1 mo. Term SOFR + 3.75%), 01/30/2031	2,039,750	2,050,969
Interactive Home Entertainment–0.22%
Oak-Eagle AcquireCo, Inc. (Electronic Arts, Inc; EA), Term Loan B, —%, 03/23/2033(t)	10,957,334	11,005,711
Paper & Plastic Packaging Products & Materials–0.00%
Iris Holding, Inc. (Intertape), First Lien Term Loan, 8.51% (3 mo. Term SOFR + 4.85%), 06/28/2028	149,612	138,878
Real Estate Development–0.19%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, —%, 01/31/2030(t)	212,406	214,087
Greystar Real Estate Partners LLC, Term Loan B, —%, 08/21/2030(j)(t)	245,028	246,253
VCI Asset Holdings 2 LLC, Term Loan, 7.38%, 02/06/2031	8,890,324	9,190,373
		9,650,713
Restaurants–0.96%
Raising Cane’s Restaurants LLC,
Term Loan B, 5.62% (1 mo. Term SOFR + 2.00%), 09/10/2031	15,422,219	15,407,723
Term Loan, 5.62% (1 mo. Term SOFR + 2.00%), 11/03/2032	30,019,763	29,966,627
5.58% (1 mo. Term SOFR + 2.00%), 05/30/2033	3,624,967	3,611,373
		48,985,723
Systems Software–0.74%
CoreWeave Compute Acquisition Co. VIII LLC,
Delayed Draw Term Loan, 5.81% (1 mo. Term SOFR + 2.15%), 03/31/2032(j)	8,583,475	8,626,392
0.00%, 03/31/2032(j)(u)	28,932,525	29,077,188
		37,703,580
Total Variable Rate Senior Loan Interests (Cost $119,973,120)		120,844,596
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Shares		Value
Preferred Stocks–1.39%
Aerospace & Defense–0.05%
Boeing Co. (The), 6.00%, Conv. Pfd.		37,000	$2,668,440
Diversified Banks–0.63%
Citigroup, Inc., 6.25%, Series II, Pfd.		189,650	4,739,353
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.		23,403	27,459,208
			32,198,561
Diversified Financial Services–0.26%
Apollo Global Management, Inc., 7.63%, Pfd.(f)		508,150	13,247,471
Electric Utilities–0.02%
Southern Co. (The), 7.13%, Series A, Conv. Pfd.		20,000	1,006,000
Investment Banking & Brokerage–0.13%
Morgan Stanley, 6.88%, Series F, Pfd.		249,737	6,318,346
Regional Banks–0.18%
M&T Bank Corp., 7.50%, Series J, Pfd.		348,527	9,148,834
Systems Software–0.12%
Oracle Corp., 6.50%, Class D, Conv. Pfd.		95,328	6,110,525
Total Preferred Stocks (Cost $70,535,586)			70,698,177

Exchange-Traded Funds–1.28%
Invesco Core Fixed Income ETF(v)		216,500	5,425,490
Invesco High Yield Systematic Bond ETF(v)		208,000	4,660,240
Invesco Short Duration High Yield ETF(v)		9,000	229,634
Invesco Short Duration Total Return Bond ETF(v)		2,013,300	50,348,607
Invesco Total Return Bond ETF(v)		100,000	4,692,000
Total Exchange-Traded Funds (Cost $66,808,685)			65,355,971
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.23%(w)
Automotive Parts & Equipment–0.01%
Clarios Global L.P./Clarios US Finance Co., 4.75%, 06/15/2031(b)	EUR	100,000	116,974
Schaeffler AG (Germany), 3.38%, 10/12/2028(b)	EUR	200,000	231,994
			348,968
Drug Retail–0.02%
Boots Group Finco L.P. (United Kingdom), 5.38%, 08/31/2032(b)	EUR	1,025,000	1,235,094
Health Care Supplies–0.00%
Bausch + Lomb Netherlands B.V. and Bausch & Lomb, Inc., 6.08% (3 mo. EURIBOR + 3.88%), 01/15/2031(b)(e)	EUR	200,000	236,531
	Principal Amount		Value
Homefurnishing Retail–0.00%
Mobilux Finance S.A.S. (France), 4.25%, 07/15/2028(b)	EUR	200,000	$233,367
Integrated Telecommunication Services–0.05%
AT&T, Inc., Series MPLE, 5.10%, 11/25/2048	CAD	3,527,000	2,524,607
Marine Transportation–0.01%
CMA CGM S.A. (France), 5.50%, 07/15/2029(b)	EUR	250,000	300,087
Movies & Entertainment–0.13%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	5,311,000	6,355,549
Pharmaceuticals–0.00%
LSF12 Pillar Investments (US), Inc., 5.75%, 05/15/2033(b)	EUR	100,000	117,287
Sovereign Debt–0.01%
Romanian Government International Bond (Romania), 6.75%, 07/11/2039(b)	EUR	300,000	369,121
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $11,253,905)			11,720,611

Agency Credit Risk Transfer Notes–0.19%
Fannie Mae Connecticut Avenue Securities, Series 2025-R04, Class 1A1, STACR®, 4.61% (30 Day Average SOFR + 1.00%), 05/25/2045(b)(e)		$843,292	844,992
Freddie Mac,
Series 2023-DNA1, Class M1, STACR®, 5.71% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(e)		1,343,954	1,359,550
Series 2025-DNA4, Class A1, STACR®, 4.51% (30 Day Average SOFR + 0.90%), 10/25/2045(b)(e)		1,102,562	1,103,873
Series 2026-DNA2, Class M1, STACR®, 4.81% (30 Day Average SOFR + 1.20%), 03/25/2046(b)(e)		4,448,261	4,450,885
Series 2026-HQA1, Class A1, STACR®, 4.64% (30 Day Average SOFR + 1.00%), 05/25/2046(b)(e)		1,895,000	1,906,260
Total Agency Credit Risk Transfer Notes (Cost $9,633,069)			9,665,560
	Shares
Common Stocks & Other Equity Interests–0.02%
Broadline Retail–0.00%
Americanas S.A. (Brazil)(x)		10,955	10,967
Americanas S.A., Wts., expiring 03/19/2027 (Brazil)(x)		3,651	2,171
			13,138
Internet Services & Infrastructure–0.02%
VCI Compute II LLC(j)		929,709	980,843
Oil & Gas Drilling–0.00%
Vantage Drilling International Ltd.		95	1,710
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Shares		Value
Paper & Plastic Packaging Products & Materials–0.00%
Smurfit WestRock PLC	65	$2,675
Specialty Chemicals–0.00%
Ingevity Corp.(x)	10	678
Total Common Stocks & Other Equity Interests (Cost $934,661)		999,044
Principal Amount
Municipal Obligations–0.01%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057 (Cost $500,000)	$500,000	535,964
Shares
Money Market Funds–2.39%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(v)(y)	42,558,533	42,558,533
Invesco Treasury Portfolio, Institutional Class, 3.52%(v)(y)	79,032,330	79,032,330
Total Money Market Funds (Cost $121,590,863)		121,590,863
		Value
Options Purchased–0.07%
(Cost $3,533,205)(z)		$3,544,200
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-126.19% (Cost $6,481,832,514)		6,431,008,551
Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.72%
Invesco Private Government Fund, 3.58%(v)(y)(aa)	69,235,070	69,235,070
Invesco Private Prime Fund, 3.75%(v)(y)(aa)	171,435,234	171,469,521
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $240,694,549)		240,704,591
TOTAL INVESTMENTS IN SECURITIES–130.91% (Cost $6,722,527,063)		6,671,713,142
OTHER ASSETS LESS LIABILITIES—(30.91)%		(1,575,109,696)
NET ASSETS–100.00%		$5,096,603,446
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
IBOR	– Interbank Offered Rate
IO	– Interest Only
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $2,665,791,657, which represented 52.31% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $2,623,254, which represented less than 1% of the Fund’s Net Assets.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2026.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Zero coupon bond issued at a discount.
(i)	Perpetual bond with no specified maturity date.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	Restricted security. The aggregate value of these securities at May 31, 2026 was $7,171,478, which represented less than 1% of the Fund’s Net Assets.
(l)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2026.
(n)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(o)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(p)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(q)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(r)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(s)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(t)	This variable rate interest will settle after May 31, 2026, at which time the interest rate will be determined.
(u)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(v)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Invesco Core Fixed Income ETF	$-	$5,505,734	$-	$(80,244)	$-	$5,425,490	$76,095
Invesco High Yield Systematic Bond ETF	1,861,810	2,852,012	-	(53,582)	-	4,660,240	182,042
Invesco Senior Loan ETF	2,343,040	-	(2,306,080)	24,640	(61,600)	-	88,609
Invesco Short Duration High Yield ETF	230,850	-	-	(1,216)	-	229,634	10,809
Invesco Short Duration Total Return Bond ETF	325,455	50,263,040	-	(239,888)	-	50,348,607	1,292,538
Invesco Total Return Bond ETF	4,704,000	-	-	(12,000)	-	4,692,000	167,989
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	69,413,412	619,330,359	(646,185,238)	-	-	42,558,533	1,269,148
Invesco Treasury Portfolio, Institutional Class	128,905,675	1,150,184,953	(1,200,058,298)	-	-	79,032,330	2,330,624
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	90,053,280	413,594,911	(434,413,121)	-	-	69,235,070	2,490,588*
Invesco Private Prime Fund	252,062,513	984,759,230	(1,065,329,595)	(6,956)	(15,671)	171,469,521	6,797,026*
Total	$549,900,035	$3,226,490,239	$(3,348,292,332)	$(369,246)	$(77,271)	$427,651,425	$14,705,468

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(w)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(x)	Non-income producing security.
(y)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(z)	The table below details options purchased.
(aa)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	10/16/2026	120	USD	7,660.00	USD	919,200	$3,544,200

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	2,969	September-2026	$613,284,062	$623,189	$623,189
U.S. Treasury Long Bonds	854	September-2026	95,834,813	1,599,764	1,599,764
U.S. Treasury Ultra Bonds	1,937	September-2026	221,604,906	4,173,131	4,173,131
Subtotal—Long Futures Contracts				6,396,084	6,396,084
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	3,885	September-2026	(416,514,494)	(1,533,498)	(1,533,498)
U.S. Treasury 10 Year Notes	1,262	September-2026	(138,603,094)	(879,591)	(879,591)
U.S. Treasury 10 Year Ultra Notes	487	September-2026	(54,582,047)	(540,735)	(540,735)
Subtotal—Short Futures Contracts				(2,953,824)	(2,953,824)
Total Futures Contracts				$3,442,260	$3,442,260

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
07/28/2026	Goldman Sachs International	EUR	1,560,000	USD	1,840,059	$16,155
07/28/2026	State Street Bank & Trust Co.	EUR	4,837,000	USD	5,707,527	52,252
Subtotal—Appreciation						68,407
Currency Risk
07/28/2026	Canadian Imperial Bank of Commerce	USD	2,351,323	CAD	3,195,000	(28,250)
Total Forward Foreign Currency Contracts						$40,157

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$2,018,408,376	$27,083,929	$2,045,492,305
Asset-Backed Securities	—	1,780,710,271	16,907,618	1,797,617,889
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	1,483,538,637	—	1,483,538,637
U.S. Treasury Securities	—	699,404,734	—	699,404,734
Variable Rate Senior Loan Interests	—	82,894,763	37,949,833	120,844,596
Preferred Stocks	70,698,177	—	—	70,698,177
Exchange-Traded Funds	65,355,971	—	—	65,355,971
Non-U.S. Dollar Denominated Bonds & Notes	—	11,720,611	—	11,720,611
Agency Credit Risk Transfer Notes	—	9,665,560	—	9,665,560
Common Stocks & Other Equity Interests	18,201	—	980,843	999,044
Municipal Obligations	—	535,964	—	535,964
Money Market Funds	121,590,863	240,704,591	—	362,295,454
Options Purchased	3,544,200	—	—	3,544,200
Total Investments in Securities	261,207,412	6,327,583,507	82,922,223	6,671,713,142
Other Investments - Assets*
Investments Matured	—	130,784	0	130,784
Futures Contracts	6,396,084	—	—	6,396,084
Forward Foreign Currency Contracts	—	68,407	—	68,407
	6,396,084	199,191	0	6,595,275
Other Investments - Liabilities*
Futures Contracts	(2,953,824)	—	—	(2,953,824)
Forward Foreign Currency Contracts	—	(28,250)	—	(28,250)
	(2,953,824)	(28,250)	—	(2,982,074)
Total Other Investments	3,442,260	170,941	0	3,613,201
Total Investments	$264,649,672	$6,327,754,448	$82,922,223	$6,675,326,343

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.

	Value 08/31/25	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 05/31/26
Variable Rate Senior Loan Interests	$247,497	$37,763,793	$(249,645)	$—	$(175)	$188,363	$—	$—	$37,949,833
U.S. Dollar Denominated Bonds & Notes	25,022,523	—	—	—	—	2,061,406	—	—	27,083,929
Asset-Backed Securities	28,891,271	—	(12,002,000)	97,306	57,060	(136,019)	—	—	16,907,618
Common Stocks & Other Equity Interests	—	929,709	—	—	—	51,134	—	—	980,843
Investments Matured	0	—	—	—	—	—	—	—	0
Total	$54,161,291	$38,693,502	$(12,251,645)	$97,306	$56,885	$2,164,884	$—	$—	$82,922,223
Invesco Core Plus Bond Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 05/31/26	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$ 37,949,833	Third-Party Pricing	Broker Quote	100.50% of Par	-
U.S. Dollar Denominated Bonds & Notes	27,083,929	Discounted Cash Flow Model	Discount Rate	5.84%	-
Asset-Backed Securities	16,907,618	Third-Party Pricing	Broker Quote	93.29% of Par	-
Common Stocks & Other Equity Interests	980,843	Third-Party Pricing	Broker Quote	1.06% of Par	-
Investments Matured	0	Expected Recovery	Anticipated Proceeds	0.00% of Par	-
Total	$ 82,922,223
Invesco Core Plus Bond Fund